UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 90.4%
	Asset Backed Securities — 2.6%
405	American Express Credit Account Master Trust,
	Series 2004-3, Class A, 4.35%, 12/15/11	393
	AmeriCredit Automobile Receivables Trust
235	Series 2002-D, Class A4, 3.40%, 04/13/09	234
136	Series 2003-BX, Class A4A, 2.72%, 01/06/10	134
202	Capital One Master Trust,
	Series 2001-5, Class A, 5.30%, 06/15/09	202
	Citibank Credit Card Issuance Trust
202	Series 2002-A1, Class A1, 4.95%, 02/09/09	201
860	Series 2002-C2, Class C2, 6.95%, 02/18/14	900
500	Series 2005-B1, Class B1, 4.40%, 09/15/10	487
337	CNH Equipment Trust,
	Series 2003-B, Class A4B, 3.38%, 02/15/11	330
233	Conseco Finance,
	Series 2001-B, Class 1M1, 7.27%, 06/15/32	234
1,544	Countrywide Asset-Backed Certificates,
	Series 2004-AB2, Class A2, FRN, 5.35%, 05/25/36	1,546
205	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class M, 6.71%, 04/25/29	202
600	Household Automotive Trust,
	Series 2005-1 Class A4, 4.35%, 06/18/12	583
	MBNA Credit Card Master Note Trust
607	Series 2002-C1, Class C1, 6.80%, 07/15/14	635
253	Series 2003-C1, Class C1, FRN, 6.78%, 06/15/12	266
	MBNA Master Credit Card Trust USA
445	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	476
405	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	415
39	Residential Asset Mortgage Products, Inc.,
	Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	39
	WFS Financial Owner Trust
332	Series 2003-2, Class A4, 2.41%, 12/20/10	328
436	Series 2003-4, Class A4, 3.15%, 05/20/11	428
66	Series 2004-1, Class A3, 2.19%, 06/20/08	66

	Total Asset Backed Securities
	(Cost $8,301)	8,099

	Collateralized Mortgage Obligations — 43.3%
	Agency CMO — 34.9%
	Federal Home Loan Mortgage Corp.
29	Series 11, Class D, 9.50%, 07/15/19	30
1	Series 41, Class I, HB, 84.00%, 05/15/20	1
13	Series 46, Class B, 7.80%, 09/15/20	13
4	Series 47, Class F, 10.00%, 06/15/20	4
-(h)	Series 85, Class C, 8.60%, 01/15/21	-(h	)
11	Series 99, Class Z, 9.50%, 01/15/21	11
49	Series 114, Class H, 6.95%, 01/15/21	49
4	Series 1079, Class S, IF, 16.57%, 05/15/21	4
5	Series 1084, Class F, FRN, 6.08%, 05/15/21	5
4	Series 1084, Class S, IF, 22.16%, 05/15/21	4
-(h)	Series 1098, Class M, HB, 1,008.12%, 06/15/06	-(h	)
21	Series 1144, Class KB, 8.50%, 09/15/21	21
-(h)	Series 1172, Class L, HB, VAR, 1,182.96%, 11/15/21	-(h	)
-(h)	Series 1196, Class B, HB, IF, 565.44%, 01/15/22	1
44	Series 1206, Class IA, 7.00%, 03/15/22	44
557	Series 1212, Class IZ, 8.00%, 02/15/22	556
30	Series 1250, Class J, 7.00%, 05/15/22	30
-(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h	)
77	Series 1343, Class LA, 8.00%, 08/15/22	78

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

63	Series 1404, Class FA, 4.50%, 11/15/07	62
10	Series 1465, Class SA, IF, IO, 3.88%, 02/15/08	1
346	Series 1466, Class PZ, 7.50%, 02/15/23	355
5	Series 1470, Class F, FRN, 4.62%, 02/15/23	4
136	Series 1491, Class I, 7.50%, 04/15/23	137
7	Series 1506, Class F, FRN, 5.27%, 05/15/08	7
1	Series 1506, Class S, IF, 11.83%, 05/15/08	1
17	Series 1506, Class SD, IF, IO 3.37%, 05/15/08	1
384	Series 1512, Class J, 6.50%, 05/15/08	385
47	Series 1513, Class AG, FRN, 4.39%, 05/15/08	46
88	Series 1513, Class N, 6.50%, 05/15/08	88
136	Series 1518, Class G, IF, 4.04%, 05/15/23	130
128	Series 1541, Class O, FRN, 4.44%, 07/15/23	125
40	Series 1544, Class J, IF, 7.48%, 07/15/08	40
22	Series 1549, Class K, 8.50%, 07/15/08	23
260	Series 1558, Class D, 6.50%, 07/15/23	262
77	Series 1586, Class M, 5.00%, 09/15/08	76
21	Series 1600, Class SC, IF, 8.60%, 10/15/08	22
3	Series 1602, Class SA, IF, 6.09%, 10/15/23	3
31	Series 1604, Class SA, IF, 8.56%, 11/15/08	31
58	Series 1606, Class SC, IF, 11.90%, 11/15/08	61
767	Series 1607, Class H, 6.25%, 10/15/13	768
304	Series 1608, Class L, 6.50%, 09/15/23	310
363	Series 1609, Class LG, IF, 6.23%, 11/15/23	348
244	Series 1611, Class JA, FRN, 6.12%, 08/15/23	248
222	Series 1611, Class JB, IF 4.53%, 08/15/23	207
55	Series 1625, Class SD, IF, 8.50%, 12/15/08	56
12	Series 1665, Class FA, FRN, 4.52%, 06/15/23	12
4	Series 1671, Class L, 7.00%, 02/15/24	4
7	Series 1685, Class Z, 6.00%, 11/15/23	7
48	Series 1689, Class SD, IF, 8.54%, 10/15/23	48
100	Series 1698, Class SC, IF, 8.85%, 03/15/09	103
61	Series 1700, Class GA, PO, 02/15/24	53
405	Series 1706, Class K, 7.00%, 03/15/24	418
59	Series 1745, Class D, 7.50%, 08/15/24	59
150	Series 1798, Class F, 5.00%, 05/15/23	144
7	Series 1807, Class G, 9.00%, 10/15/20	7
57	Series 1900, Class TA, PO, 08/15/08	55
633	Series 1927, Class PH, 7.50%, 01/15/27	653
26	Series 1967, Class PC, PO, 10/15/08	25
287	Series 1981, Class Z, 6.00%, 05/15/27	286
85	Series 1987, Class PE, 7.50%, 09/15/27	86
13	Series 2017, Class SE, IF, 10.90%, 12/15/08	14
267	Series 2025, Class PE, 6.30%, 01/15/13	269
43	Series 2033, Class SN, IF, IO, 15.16%, 03/15/24	17
122	Series 2038, Class PN, IO, 7.00%, 03/15/28	25
364	Series 2040, Class PE, 7.50%, 03/15/28	376
208	Series 2056, Class TD, 6.50%, 05/15/18	212
795	Series 2063, Class PG, 6.50%, 06/15/28	805
113	Series 2064, Class TE, 7.00%, 06/15/28	116
533	Series 2075, Class PH, 6.50%, 08/15/28	541
304	Series 2075, Class PM, 6.25%, 08/15/28	304
137	Series 2089, Class PJ, IO, 7.00%, 10/15/28	27
121	Series 2097, Class PV, 6.00%, 09/15/09	121
122	Series 2102, Class TC, 6.00%, 12/15/13	123
411	Series 2125, Class JZ, 6.00%, 02/15/29	409
54	Series 2163, Class PC, IO, 7.50%, 06/15/29	12
506	Series 2169, Class TB, 7.00%, 06/15/29	528
202	Series 2172, Class QC, 7.00%, 07/15/29	209
3	Series 2196, Class TL, 7.50%, 11/15/29	3
203	Series 2201, Class C, 8.00%, 11/15/29	211
321	Series 2210, Class Z, 8.00%, 01/15/30	332
142	Series 2224, Class CB, 8.00%, 03/15/30	146
221	Series 2256, Class MC, 7.25%, 09/15/30	224
333	Series 2259, Class ZM, 7.00%, 10/15/30	341
246	Series 2271, Class PC, 7.25%, 12/15/30	250
202	Series 2283, Class K, 6.50%, 12/15/23	207
154	Series 2296, Class PD, 7.00%, 03/15/31	159
23	Series 2299, Class G, 7.00%, 05/15/14	23

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

73	Series 2306, Class K, PO, 05/15/24	59
176	Series 2306, Class SE, IF, IO, 5.58%, 05/15/24	22
56	Series 2312, Class KV, 6.50%, 05/15/14	56
-(h)	Series 2317, Class VG, 6.50%, 04/15/31	-(h	)
114	Series 2333, Class HC, 6.00%, 07/15/31	113
246	Series 2344, Class QG, 6.00%, 08/15/16	248
3,305	Series 2344, Class ZD, 6.50%, 08/15/31	3,353
416	Series 2344, Class ZJ, 6.50%, 08/15/31	422
338	Series 2345, Class NE, 6.50%, 08/15/31	342
401	Series 2345, Class PQ, 6.50%, 08/15/16	409
40	Series 2345, Class PV, 6.50%, 01/15/24	41
337	Series 2347, Class VP, 6.50%, 03/15/20	342
115	Series 2349, Class NW, 6.50%, 10/15/16	115
275	Series 2351, Class PZ, 6.50%, 08/15/31	280
4	Series 2353, Class PC, 6.50%, 09/15/15	4
300	Series 2355, Class BP, 6.00%, 09/15/16	302
337	Series 2360, Class PG, 6.00%, 09/15/16	339
134	Series 2362, Class PD, 6.50%, 06/15/20	134
104	Series 2362, Class PJ, 6.50%, 10/15/28	105
282	Series 2366, Class MD, 6.00%, 10/15/16	284
21	Series 2382, Class TL, IO, 6.50%, 02/15/31	1
156	Series 2391, Class QE, 5.50%, 05/15/15	156
506	Series 2391, Class QR, 5.50%, 12/15/16	504
439	Series 2391, Class VQ, 6.00%, 10/15/12	442
405	Series 2392, Class PV, 6.00%, 12/15/20	407
142	Series 2410, Class HC, 5.50%, 02/15/09	141
305	Series 2410, Class NG, 6.50%, 02/15/32	312
389	Series 2410, Class OE, 6.38%, 02/15/32	393
147	Series 2410, Class QX, IF, IO, 3.57%, 02/15/32	10
78	Series 2412, Class SE, IF, 5.54%, 02/15/09	77
405	Series 2412, Class SP, IF, 5.94%, 02/15/32	351
169	Series 2423, Class MC, 7.00%, 03/15/32	174
323	Series 2423, Class MT, 7.00%, 03/15/32	331
243	Series 2435, Class CJ, 6.50%, 04/15/32	245
405	Series 2435, Class VH, 6.00%, 07/15/19	402
304	Series 2441, Class GF, 6.50%, 04/15/32	309
384	Series 2444, Class ES, IF, IO, 2.87%, 03/15/32	21
405	Series 2450, Class GZ, 7.00%, 05/15/32	415
153	Series 2450, Class SW, IF, IO, 2.92%, 03/15/32	11
297	Series 2454, Class VB, 6.50%, 10/15/15	298
405	Series 2455, Class GK, 6.50%, 05/15/32	409
512	Series 2460, Class VZ, 6.00%, 11/15/29	509
219	Series 2461, Class VB, 6.50%, 04/15/18	220
1,012	Series 2466, Class DH, 6.50%, 06/15/32	1,026
1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,027
405	Series 2474, Class NR, 6.50%, 07/15/32	411
519	Series 2484, Class LZ, 6.50%, 07/15/32	531
872	Series 2498, Class UD, 5.50%, 06/15/16	870
645	Series 2500, Class GD, 5.50%, 12/15/15	643
607	Series 2500, Class MC, 6.00%, 09/15/32	590
729	Series 2500, Class TD, 5.50%, 02/15/16	728
607	Series 2512, Class PG, 5.50%, 10/15/22	575
217	Series 2513, Class YO, PO, 02/15/32	181
607	Series 2515, Class DE, 4.00%, 03/15/32	548
72	Series 2519, Class BT, 8.50%, 09/15/31	76
450	Series 2527, Class VU, 5.50%, 10/15/13	446
304	Series 2535, Class BK, 5.50%, 12/15/22	298
425	Series 2537, Class TE, 5.50%, 12/15/17	419
675	Series 2543, Class YX, 6.00%, 12/15/32	658
729	Series 2557, Class WJ, 5.00%, 07/15/14	723
568	Series 2565, Class MB, 6.00%, 05/15/30	569
810	Series 2575, Class ME, 6.00%, 02/15/33	788
351	Series 2586, Class WI, IO, 6.50%, 03/15/33	88
1,102	Series 2594, Class VA, 6.00%, 03/15/14	1,107
471	Series 2594, Class VP, 6.00%, 02/15/14	473
405	Series 2594, Class VQ, 6.00%, 08/15/20	401
720	Series 2597, Class AD, 6.50%, 03/15/32	733
840	Series 2597, Class DS, IF, IO, 2.47%, 02/15/33	43
1,815	Series 2599, Class DS, IF, IO, 1.92%, 02/15/33	84

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,902	Series 2610, Class DS, IF, IO, 2.02%, 03/15/33	103
1,149	Series 2611, Class SH, IF, IO, 2.57%, 10/15/21	63
405	Series 2617, Class GR, 4.50%, 05/15/18	374
346	Series 2619, Class IM, IO, 5.00%, 10/15/21	49
1,000	Series 2628, Class WA, 4.00%, 07/15/28	919
202	Series 2631, Class LC, 4.50%, 06/15/18	187
202	Series 2640, Class VE, 3.25%, 07/15/22	164
102	Series 2643, Class HI, IO, 4.50%, 12/15/16	10
333	Series 2643, Class KG, 4.00%, 05/15/18	332
460	Series 2651, Class VZ, 4.50%, 07/15/18	421
223	Series 2656, Class SH, IF, 6.36%, 02/15/25	211
294	Series 2668, Class SB, IF, 2.68%, 10/15/15	258
202	Series 2672, Class ME, 5.00%, 11/15/22	192
506	Series 2675, Class CK, 4.00%, 09/15/18	449
373	Series 2682, Class YS, IF, 1.47%, 10/15/33	186
243	Series 2684, Class TO, PO, 10/15/33	124
202	Series 2686, Class GB, 5.00%, 05/15/20	198
155	Series 2691, Class WS, IF, 1.38%, 10/15/33	94
1,000	Series 2695, Class DE, 4.00%, 01/15/17	930
224	Series 2705, Class SC, IF, 1.38%, 11/15/33	119
224	Series 2705, Class SD, IF, 2.47%, 11/15/33	140
29	Series 2733, Class GF, FRN, 0.00%, 09/15/33	29
87	Series 2739, Class S, IF, 1.84%, 01/15/34	54
150	Series 2744, Class FE, FRN, 0.00%, 02/15/34	117
405	Series 2744, Class PC, 5.50%, 01/15/31	405
505	Series 2744, Class PD, 5.50%, 08/15/33	503
405	Series 2744, Class TU, 5.50%, 05/15/32	392
321	Series 2749, Class PK, IO, 5.00%, 09/15/22	17
172	Series 2753, Class S, IF, 1.84%, 02/15/34	96
141	Series 2755, Class SA, IF, 4.04%, 05/15/30	124
59	Series 2769, PO, 03/15/34	31
396	Series 2776, Class SK, IF, 1.45%, 04/15/34	242
182	Series 2846, PO, 08/15/34	123
10	Series 2925, Class ZM, 5.00%, 01/15/35	10
99	Series 3117, Class OK, PO, 02/15/36	65
500	Series 3150, PO, 05/15/36	364
200	Series 3158, Class LX, FRN, 0.00%, 05/15/36	152
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
122	Series T-41, Class 3A, 7.50%, 07/25/32	125
106	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	108
1,002	Series T-54, Class 2A, 6.50%, 02/25/43	1,012
351	Series T-54, Class 3A, 7.00%, 02/25/43	358
90	Series T-58, Class A, PO, 09/25/43	75
	Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
222	Series 24, Class ZE, 6.25%, 11/25/23	224
	Federal National Mortgage Association
2	Series 50, Class 2, IO, 10.50%, 03/01/19	1
13	Series 218, Class 2, IO, 7.50%, 04/01/23	3
164	Series 329, Class 1, PO, 12/01/32	115
352	Series 340, Class 1, PO, 09/01/33	240
8	Series 1988-7, Class Z, 9.25%, 04/25/18	9
38	Series 1989-70, Class G, 8.00%, 10/25/19	40
15	Series 1989-78, Class H, 9.40%, 11/25/19	16
13	Series 1989-83, Class H, 8.50%, 11/25/19	14
13	Series 1989-89, Class H, 9.00%, 11/25/19	14
4	Series 1990-1, Class D, 8.80%, 01/25/20	5
7	Series 1990-7, Class B, 8.50%, 01/25/20	8
8	Series 1990-60, Class K, 5.50%, 06/25/20	8
6	Series 1990-63, Class H, 9.50%, 06/25/20	7
8	Series 1990-93, Class G, 5.50%, 08/25/20	7
-(h)	Series 1990-94, Class H, HB, 505.92%, 08/25/20	2
-(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	2
33	Series 1990-102, Class J, 6.50%, 08/25/20	33
15	Series 1990-120, Class H, 9.00%, 10/25/20	16
3	Series 1990-134, Class SC, IF, 13.96%, 11/25/20	3
-(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/20	3
-(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	-(h	)
20	Series 1991-42, Class S, IF, 8.76%, 05/25/21	21
21	Series 1992-143, Class MA, 5.50%, 09/25/22	20

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

34	Series 1992-33, Class F, FRN, 4.66%, 03/25/22	34
9	Series 1992-44, Class K, 7.25%, 04/25/07	9
137	Series 1993-18, Class PK, 6.50%, 02/25/08	137
128	Series 1993-25, Class J, 7.50%, 03/25/23	133
814	Series 1993-37, Class PX, 7.00%, 03/25/23	832
138	Series 1993-41, Class PH, 6.00%, 03/25/23	137
286	Series 1993-54, Class Z, 7.00%, 04/25/23	294
60	Series 1993-62, Class SA, IF, 12.08%, 04/25/23	68
11	Series 1993-72, Class F, FRN, 4.52%, 05/25/08	11
78	Series 1993-122, Class M, 6.50%, 07/25/23	79
28	Series 1993-165, Class SD, IF 7.16%, 09/25/23	27
9	Series 1993-170, Class SE, IF, 12.14%, 09/25/08	10
17	Series 1993-175, Class SA, IF, 11.22%, 09/25/08	18
116	Series 1993-178, Class PK, 6.50%, 09/25/23	118
1,012	Series 1993-183, Class KA, 6.50%, 10/25/23	1,034
918	Series 1993-189, Class PL, 6.50%, 10/25/23	933
115	Series 1993-190, Class S, IF, 8.56%, 10/25/08	116
23	Series 1993-196, Class FA, FRN, 4.52%, 10/25/08	22
121	Series 1993-225, Class SG, IF, 5.96%, 12/25/13	116
2	Series 1993-225, Class VO, IF, 8.16%, 12/25/22	2
201	Series 1993-247, Class SA, IF, 14.96%, 12/25/23	238
472	Series 1993-250, Class Z, 7.00%, 12/25/23	482
871	Series 1993-257, Class C, PO, 06/25/23	745
12	Series 1994-9, Class E, PO, 11/25/23	10
42	Series 1994-12, Class FC, FRN, 4.67%, 01/25/09	42
12	Series 1994-13, Class SK, IF, 11.41%, 02/25/09	12
67	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	4
18	Series 1994-20, Class Z, 6.50%, 02/25/09	18
205	Series 1994-34, Class DZ, 6.00%, 03/25/09	205
126	Series 1994-40, Class VC, 6.50%, 02/25/10	126
105	Series 1994-55, Class G, 6.75%, 12/25/23	105
524	Series 1996-14, Class SE, IF, IO, 5.73%, 08/25/23	71
24	Series 1996-20, Class L, PO, 09/25/08	22
50	Series 1996-24, Class E, PO, 03/25/09	46
28	Series 1996-27, Class FC, FRN, 5.59%, 03/25/17	28
201	Series 1996-32, Class PH, 7.00%, 01/25/26	203
59	Series 1996-39, Class J, PO, 09/25/08	56
1	Series 1996-46, Class PE, PO, 09/25/06	1
49	Series 1996-59, Class J, 6.50%, 08/25/22	50
352	Series 1996-59, Class K, 6.50%, 07/25/23	355
323	Series 1997-20, IO, FRN, 1.84%, 03/25/27	17
286	Series 1997-20, Class IB, IO, FRN, 1.84%, 03/25/27	18
126	Series 1997-27, Class J, 7.50%, 04/18/27	130
107	Series 1997-29, Class J, 7.50%, 04/20/27	110
209	Series 1997-39, Class PD, 7.50%, 05/20/27	214
99	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	24
15	Series 1998-4, Class C, PO, 04/25/23	12
61	Series 1998-27, Class B, PO, 12/25/08	57
194	Series 1998-36, Class ZB, 6.00%, 07/18/28	194
608	Series 2000-2, Class ZE, 7.50%, 02/25/30	632
789	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	185
630	Series 2001-36, Class DE, 7.00%, 08/25/31	646
302	Series 2001-4, Class PC, 7.00%, 03/25/21	311
523	Series 2001-5, Class OW, 6.00%, 03/25/16	527
152	Series 2001-44, Class PD, 7.00%, 09/25/31	156
441	Series 2001-48, Class Z, 6.50%, 09/25/21	449
169	Series 2001-49, Class Z, 6.50%, 09/25/31	171
769	Series 2001-50, Class VB, 6.50%, 12/25/16	773
405	Series 2001-52, Class XM, 6.50%, 11/25/10	409
709	Series 2001-61, Class VB, 7.00%, 12/25/16	724
288	Series 2001-61, Class VQ, 6.50%, 08/25/15	290
291	Series 2001-71, Class GU, 6.00%, 05/25/14	292
578	Series 2001-71, Class MB, 6.00%, 12/25/16	582
761	Series 2001-71, Class QE, 6.00%, 12/25/16	766
2,854	Series 2001-74, Class MB, 6.00%, 12/25/16	2,902
349	Series 2001-78, Class VB, 6.00%, 12/25/15	348
344	Series 2001-80, Class PE, 6.00%, 07/25/29	344
138	Series 2001-81, Class LO, PO, 01/25/32	102
383	Series 2002-1, Class HC, 6.50%, 02/25/22	389

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

140	Series 2002-1, Class SA, IF, 8.67%, 02/25/32	141
334	Series 2002-2, Class UC, 6.00%, 02/25/17	334
607	Series 2002-3, Class OG, 6.00%, 02/25/17	612
1,235	Series 2002-18, Class PC, 5.50%, 04/25/17	1,233
458	Series 2002-21, Class PE, 6.50%, 04/25/32	464
405	Series 2002-24, Class AJ, 6.00%, 04/25/17	407
405	Series 2002-28, Class PK, 6.50%, 05/25/32	411
598	Series 2002-37, Class Z, 6.50%, 06/25/32	604
810	Series 2002-56, Class UC, 5.50%, 09/25/17	804
511	Series 2002-59, Class AC, 6.00%, 03/25/28	514
504	Series 2002-59, Class VB, 6.50%, 04/25/32	506
810	Series 2002-74, Class LD, 5.00%, 01/25/16	795
1,012	Series 2002-74, Class PD, 5.00%, 11/25/15	994
156	Series 2002-8, Class SR, IF, 5.54%, 03/25/09	154
442	Series 2002-84, Class VB, 5.50%, 04/25/15	431
97	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	18
405	Series 2002-94, Class BK, 5.50%, 01/25/18	400
304	Series 2003-106, Class US, IF, 1.45%, 11/25/23	177
1,242	Series 2003-116, Class SB, IF, IO, 2.52%, 11/25/33	60
202	Series 2003-128, Class KE, 4.50%, 01/25/14	195
500	Series 2003-128, Class NG, 4.00%, 01/25/19	442
374	Series 2003-130, Class SX, IF, 3.90%, 01/25/34	339
202	Series 2003-22, Class UD, 4.00%, 04/25/33	158
162	Series 2003-34, Class GB, 6.00%, 03/25/33	157
304	Series 2003-34, Class GE, 6.00%, 05/25/33	295
109	Series 2003-39, IO, VAR, 6.00%, 05/25/33	28
405	Series 2003-47, Class PE, 5.75%, 06/25/33	384
867	Series 2003-52, Class PA, 6.50%, 06/25/35	890
207	Series 2003-52, Class SX, IF, 7.71%, 10/25/31	200
168	Series 2003-64, Class SX, IF, 1.19%, 07/25/33	99
404	Series 2003-71, Class DS, IF, 0.77%, 08/25/33	232
1,136	Series 2003-73, Class GA, 3.50%, 05/25/31	1,044
656	Series 2003-8, Class SB, IF, IO, 2.57%, 03/25/16	24
1,701	Series 2003-80, Class SY, IF, IO, 2.57%, 06/25/23	111
405	Series 2003-83, Class PG, 5.00%, 06/25/23	385
137	Series 2003-91, Class SD, IF, 4.03%, 09/25/33	113
303	Series 2004-14, Class SD, IF, 1.45%, 03/25/34	168
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	876
64	Series 2004-21, Class CO, PO, 04/25/34	32
405	Series 2004-25, Class PC, 5.50%, 01/25/34	388
335	Series 2004-25, Class SA, IF, 5.55%, 04/25/34	315
263	Series 2004-36, Class PC, 5.50%, 02/25/34	252
482	Series 2004-36, Class SA, IF, 5.55%, 05/25/34	437
287	Series 2004-76, Class CL, 4.00%, 10/25/19	255
500	Series 2005-40, Class YA, 5.00%, 09/25/20	492
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	1,952
461	Series 2006-44, Class P, PO, 12/25/33	326
11	Series G-14, Class L, 8.50%, 06/25/21	11
54	Series G-18, Class Z, 8.75%, 06/25/21	57
18	Series G-22, Class G, 6.00%, 12/25/16	18
39	Series G-35, Class M, 8.75%, 10/25/21	42
163	Series G92-35, Class E, 7.50%, 07/25/22	169
10	Series G92-42, Class Z, 7.00%, 07/25/22	10
239	Series G92-44, Class ZQ, 8.00%, 07/25/22	251
176	Series G92-54, Class ZQ, 7.50%, 09/25/22	184
36	Series G93-5, Class Z, 6.50%, 02/25/23	37
40	Series G95-1, Class C, 8.80%, 01/25/25	43
	Federal National Mortgage Association Whole Loan
136	Series 2002-W5, Class A10, IF, IO, 3.02%, 11/25/30	7
542	Series 2002-W5, Class A7, 6.25%, 08/25/30	544
487	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	491
138	Series 2003-W4, Class 2A, 6.50%, 10/25/42	140
101	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	100
424	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	433
	Government National Mortgage Association
136	Series 1994-3, Class PQ, 7.49%, 07/16/24	140
475	Series 1994-4, Class KQ, 7.99%, 07/16/24	494
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	621
184	Series 1995-3, Class DQ, 8.05%, 06/16/25	191

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

52	Series 1995-7, Class CQ, 7.50%, 09/16/25	54
391	Series 1996-16, Class E, 7.50%, 08/16/26	403
82	Series 1998-26, Class K, 7.50%, 09/17/25	85
1,027	Series 1999-10, Class ZC, 6.50%, 04/20/29	1,044
188	Series 1999-30, Class S, IF, IO 3.52%, 08/16/29	12
142	Series 1999-41, Class Z, 8.00%, 11/16/29	148
110	Series 1999-44, Class PC, 7.50%, 12/20/29	115
403	Series 2000-14, Class PD, 7.00%, 02/16/30	412
118	Series 2000-16, Class ZN, 7.50%, 02/16/30	123
641	Series 2000-37, Class B, 8.00%, 12/20/30	668
52	Series 2000-38, Class AH, 7.15%, 12/20/30	52
252	Series 2000-6, Class Z, 7.50%, 02/20/30	261
186	Series 2000-9, Class PB, 7.50%, 06/16/26	187
45	Series 2000-9, Class Z, 8.00%, 06/20/30	47
756	Series 2000-9, Class ZJ, 8.50%, 02/16/30	812
23	Series 2001-32, Class WA, IF, 7.42%, 07/20/31	23
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	412
401	Series 2001-7, Class PK, 6.50%, 03/20/31	407
245	Series 2002-31, Class S, IF, IO, 3.62%, 01/16/31	21
525	Series 2002-36, Class VB, 6.50%, 07/20/19	526
405	Series 2002-40, Class UK, 6.50%, 06/20/32	414
405	Series 2002-47, Class PG, 6.50%, 07/16/32	412
405	Series 2002-47, Class PY, 6.00%, 07/20/32	400
36	Series 2002-47, Class VB, 6.50%, 09/20/17	36
649	Series 2002-47, Class ZA, 6.50%, 07/20/32	661
173	Series 2002-48, Class VM, 6.50%, 09/20/16	173
55	Series 2002-51, Class SG, IF, 10.48%, 04/20/31	59
327	Series 2002-54, Class GB, 6.50%, 08/20/32	332
1,019	Series 2002-67, Class VA, 6.00%, 03/20/13	1,020
149	Series 2002-7, Class PG, 6.50%, 01/20/32	152
151	Series 2002-79, Class KV, 6.00%, 11/20/13	152
128	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	4
110	Series 2003-24, PO, 03/16/33	86
444	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	82
305	Series 2003-4, Class NY, 5.50%, 12/20/13	303
304	Series 2003-40, Class TJ, 6.50%, 03/20/33	309
414	Series 2003-52, Class AP, PO, 06/16/33	307
196	Series 2003-95, Class SC, IF, IO, 1.92%, 09/17/31	5
84	Series 2004-28, Class S, IF, 5.69%, 04/16/34	76
176	Series 2004-73, Class AE, IF, 4.37%, 08/17/34	157
	Vendee Mortgage Trust,
625	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	621
1,016	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,016
347	Series 1996-2, Class 1Z, 6.75%, 06/15/26	355
1,447	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,506
352	Series 1998-1, Class 2E, 7.00%, 09/15/27	359

		107,655

	Non-Agency CMO — 8.4%
136	Banc of America Funding Corp, Series 2004-1, FRN, PO, 03/25/34	107
105	Bank of America Alternative Loan Trust, Series 2003-11, PO, 01/25/34	76
	Banc of America Mortgage Securities
103	Series 2003-8 Class A, PO, 11/25/33	74
251	Series 2003-11, PO, 02/25/34	196
176	Series 2004-6, Class A, PO, 07/25/34	109
59	BHN II Mortgage Trust, Series 1997-1, Class A2, 7.92%, 07/25/09 (i)	1
	Citigroup Mortgage Loan Trust, Inc.
308	Series 2003-UP3, Class A3, 7.00%, 09/25/33	310
99	Series 2003-UST1, Class 1, PO, 12/25/18	74
72	Series 2003-UST1, Class 3, PO, 12/25/18	55
521	Series 2003-UST1, Class A1, 5.50%, 12/25/18	509
	Countrywide Alternative Loan Trust
1,215	Series 2002-8, Class A4, 6.50%, 07/25/32	1,203
1,138	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,039
403	Series 2005-26CB, Class A10, IF, 3.84%, 07/25/35	377
500	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	472

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Countrywide Home Loan Mortgage Pass Through Trust
934	Series 2003-26, Class 1A6, 3.50%, 08/25/33	818
484	Series 2003-J7, Class 4A3, IF, 3.24%, 08/25/18	428
169	Series 2003-J13, PO, 01/25/34	124
129	Series 2004-HYB3, Class 2A, VAR, 4.09%, 06/20/34	124
892	Series 2005-22, Class 2A1, FRN, 5.32%, 11/25/35	877
564	Series 2005-R1, Class 2A, PO, 03/25/35 (e)	425
177	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	139
	First Horizon Asset Securities, Inc.
608	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	596
857	Series 2004-AR7, Class 2A1, FRN, 4.93%, 02/25/35	843
202	Series 2004-AR7, Class 2A2, FRN, 4.93%, 02/25/35	198
519	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	504
	MASTR Alternative Loans Trust
951	Series 2003-9, Class 8A1, 6.00%, 01/25/34	933
250	Series 2004-10, Class 1A1, 4.50%, 09/25/19	235
3,256	Series 2004-4, Class 10A1, 5.00%, 05/25/24	3,109
91	Series 2004-7, Class 30, PO, 08/25/34	63
	MASTR Asset Securitization Trust
176	Series 2003-4, Class 2A2, 5.00%, 05/25/18	173
165	Series 2004-8, PO, 08/25/19	128
726	MASTR Resecuritization Trust,
	Series 2005, Class 3, PO, 05/28/35 (e)	498
191	MortgageIT Trust,
	Series 2005-1, Class 1A1, FRN, 5.40%, 02/25/35	192
	Nomura Asset Acceptance Corp.
284	Series 2003-A1, Class A1, 5.50%, 05/25/33	279
231	Series 2003-A1, Class A2, 6.00%, 05/25/33	230
52	Series 2003-A1, Class A5, 7.00%, 04/25/33	52
222	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	221
-(h)	Paine Webber CMO Trust,
	Series H, Class 4, 8.75%, 04/01/18	-(h	)
	Residential Accredit Loans, Inc.
1,707	Series 2002-QS8, Class A5, 6.25%, 06/25/17	1,703
338	Series 2002-QS16, Class A3, IF, 6.00%, 10/25/17	322
372	Series 2003-QS3, Class A2, IF, 5.32%, 02/25/18	351
1,564	Series 2003-QS9, Class A3, IF, IO, 2.47%, 05/25/18	111
202	Series 2004-QS8, Class A2, 5.00%, 06/25/34	194
188	Residential Asset Securitization Trust,
	Series 2003-A14, Class A1, 4.75%, 02/25/19	178
	Residential Funding Mortgage Securities I
202	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	187
799	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	760
645	Series 2003-S7, Class A17, 4.00%, 05/25/33	614
7	Rural Housing Trust,
	Series 1987-1, Class 3B, 7.33%, 04/01/26	7
92	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class 1, PO, 12/25/18	74
47	Structured Mortage Asset Residential Trust,
	Series 1993-2A, Class AE, 7.60%, 03/25/09	48
400	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2005-4, Class CB7, 5.50%, 06/25/35	378
121	Washington Mutual Mortgage Securities Corp.,
	Series 2003-MS7, Class P, PO, 03/25/33	91
	Washington Mutual, Inc.
624	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	606
304	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	289
115	Series 2003-S10, Class A6, PO, 10/25/18	74
336	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	326
905	Series 2004-S3, Class 2A3, IF, 4.86%, 07/25/34	836
	Wells Fargo Mortgage Backed Securities Trust
193	Series 2003-11, Class 1A, PO, 10/25/18	148
405	Series 2003-13, Class A7, 4.50%, 11/25/18	367
178	Series 2003-17, Class 2A4, 5.50%, 01/25/34	173
322	Series 2004-7, Class 2A2, 5.00%, 07/25/19	310
1,048	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	1,024
313	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	303

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

506	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	480

		25,745

	Total Collateralized Mortgage Obligations
	(Cost $139,887)	133,400

	Commercial Mortgage Backed Securities — 1.0%
500	Banc of America Commercial Mortgage, Inc.,
	Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	484
	Bear Stearns Commercial Mortgage Securities,
77	Series 2000-WF1, Class A1, 7.64%, 02/15/32	79
240	Series 2004-T16, Class A2, 3.70%, 02/13/46	232
300	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	285
360	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	352
282	Merrill Lynch Mortgage Investors, Inc.,
	Series 1997-C2, Class A2, 6.54%, 12/10/29	285
500	Merrill Lynch Mortgage Trust,
	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	471
810	Wachovia Bank Commercial Mortgage Trust,
	Series 2004-C15, Class A2, 4.04%, 10/15/41	772

	Total Commercial Mortgage Backed Securities
	(Cost $3,092)	2,960

	Corporate Bonds — 19.5%
	Aerospace & Defense — 0.2%
250	Northrop Grumman Corp.,
	7.13%, 02/15/11	265
245	Systems 2001 AT LLC, (Cayman Islands) 7.16%, 12/15/11(e)	252

		517

	Air Freight & Logistics — 0.3%
832	FedEx Corp., 6.72%, 01/15/22	866

	Airlines — 0.4%
106	American Airlines Inc., Series 1999-1, 7.02%, 04/15/11	109
	Continental Airlines, Inc.
49	Series 1999-2, Class A1, 7.26%, 03/15/20	50
202	Series 1999-2, Class A2, 7.06%, 09/15/09	207
169	Delta Air Lines, Inc.,
	6.62%, 03/18/11 (d)	170
329	Southwest Airlines Co.,
	Series 2001-1, 5.50%, 11/01/06	329
392	United Airlines, Inc.,
	Series 2001-1, 6.07%, 09/01/14	389

		1,254

	Automobiles — 0.4%
	DaimlerChrysler NA Holding Corp.
405	4.75%, 01/15/08	399
709	7.20%, 09/01/09	735

		1,134

	Capital Markets — 3.5%
800	Bear Stearns Co., Inc.,
	3.25%, 03/25/09	753
	Credit Suisse First Boston USA, Inc.
111	4.70%, 06/01/09	108
405	5.50%, 08/15/13	395
1,640	6.13%, 11/15/11	1,665
	Goldman Sachs Group, Inc.
269	3.88%, 01/15/09	258
202	4.75%, 07/15/13	189
200	5.15%, 01/15/14	190
486	6.60%, 01/15/12	504
1,000	6.88%, 01/15/11	1,045
101	7.35%, 10/01/09	106
	Lehman Brothers Holdings, Inc.
300	4.80%, 03/13/14	279
455	6.63%, 01/18/12	473

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Merrill Lynch & Co., Inc.
405	3.70%, 04/21/08	393
200	4.50%, 11/04/10	192
200	5.00%, 01/15/15	187
202	5.45%, 07/15/14	195
202	Series B, 3.13%, 07/15/08	193
304	Series C, 4.13%, 01/15/09	294
	Morgan Stanley
243	4.25%, 05/15/10	231
147	4.75%, 04/01/14	135
1,000	6.60%, 04/01/12	1041
1,240	6.75%, 04/15/11	1294
607	State Street Corp.,
	7.65%, 06/15/10	649

		10,769

	Chemicals — 0.1%
304	Dow Chemical Co. (The),
	6.13%, 02/01/11	309

	Commercial Banks — 2.8%
	Bank of America Corp.
125	5.25%, 12/01/15	119
405	7.40%, 01/15/11	433
1,470	7.80%, 02/15/10	1,574
152	Branch Banking & Trust Co.,
	4.88%, 01/15/13	145
1,012	First Bank NA,
	6.50%, 02/01/08	1,029
1,012	Firstar Bank NA,
	7.13%, 12/01/09	1,059
405	Keycorp,
	Series G, 4.70%, 05/21/09	395
233	Mellon Funding Corp.,
	3.25%, 04/01/09	219
	Popular North America, Inc.
202	4.25%, 04/01/08	197
202	6.13%, 10/15/06	202
380	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	364
229	Suntrust Bank,
	6.38%, 04/01/11	235
125	Textron Financial Corp.,
	5.13%, 02/03/11	122
202	Wachovia Bank NA,
	7.80%, 08/18/10	217
	Wachovia Corp.
709	3.50%, 08/15/08	680
388	3.63%, 02/17/09	370
	Wells Fargo & Co.,
456	3.13%, 04/01/09	428
	Wells Fargo Bank NA
81	6.45%, 02/01/11	84
628	7.55%, 06/21/10	673

		8,545

	Commercial Services & Supplies — 0.1%
283	PHH Corp.,
	7.13%, 03/01/13	285

	Computers & Peripherals — 0.1%
283	International Business Machines Corp.,
	5.39%, 01/22/09	282

	Consumer Finance — 2.1%
405	American Express Credit Corp.,
	3.00%, 05/16/08	387
	American General Finance Corp.
132	Series H, 4.50%, 11/15/07	130
91	Series H, 5.38%, 10/01/12	89
71	Capital One Bank,
	5.75%, 09/15/10	71
	Ford Motor Credit Co.
150	5.80%, 01/12/09	137

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

600	7.38%, 10/28/09	553
500	7.88%, 06/15/10	461
	General Motors Acceptance Corp.
100	6.13%, 09/15/06	100
400	7.25%, 03/02/11	382
	HSBC Finance Corp.
202	4.75%, 05/15/09	197
1,417	5.88%, 02/01/09	1,429
202	6.38%, 11/27/12	207
202	6.50%, 11/15/08	206
452	6.75%, 05/15/11	471
304	7.20%, 07/15/06	305
698	8.00%, 07/15/10	756
	SLM Corp.
100	4.00%, 01/15/10	95
263	Series A, 5.38%, 01/15/13	257
202	Toyota Motor Credit Corp.,
	2.88%, 08/01/08	192

		6,425

	Diversified Financial Services — 2.5%
1,108	Associates Corp. of N. America,
	8.15%, 08/01/09	1,189
100	Caterpillar Financial Services Corp.,
	3.45%, 01/15/09	95
200	CIT Group, Inc.,
	7.75%, 04/02/12	218
	Citigroup, Inc.
121	3.50%, 02/01/08	117
202	4.25%, 07/29/09	195
506	5.63%, 08/27/12	503
81	6.20%, 03/15/09	82
	General Electric Capital Corp.
455	Series A, 3.50%, 05/01/08	439
425	Series A, 4.25%, 01/15/08	417
354	Series A, 4.63%, 09/15/09	345
1,042	Series A, 5.88%, 02/15/12	1,053
1,215	Series A, 6.00%, 06/15/12	1,234
516	Series A, 6.13%, 02/22/11	528
54	Series A, 7.88%, 12/01/06	55
	International Lease Finance Corp.
177	4.50%, 05/01/08	174
152	5.88%, 05/01/13	151
	John Hancock Global Funding II
243	3.50%, 01/30/09 (e)	231
243	7.90%, 07/02/10 (e)	265
209	National Rural Utilities Cooperative Finance Corp.,
	7.30%, 09/15/06	210
202	Washington Mutual Financial Corp.,
	6.88%, 05/15/11	212

		7,713

	Diversified Telecommunication Services — 1.5%
142	Ameritech Capital Funding,
	6.15%, 01/15/08	143
211	Bellsouth Telecommunications,
	6.30%, 12/15/15	212
830	British Telecommunications plc (United Kingdom),
	8.37%, 12/15/10	915
587	France Telecom S.A. (France),
	7.75%, 03/01/11	634
176	New York Telephone Co.,
	6.00%, 04/15/08	176
567	Nynex Capital Funding Co.,
	Series B, SUB, 8.23%, 10/15/09	603
46	Nynex Corp.,
	9.55%, 05/01/10	49
	Sprint Capital Corp.
81	7.63%, 01/30/11	87
182	8.38%, 03/15/12	203
283	Telus Corp. (Canada),

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	8.00%, 06/01/11	309
202	Verizon Florida, Inc.,
	Series F, 6.13%, 01/15/13	197
800	Verizon Global Funding Corp.,
	7.25%, 12/01/10	842
200	Verizon Virginia, Inc.,
	Series A, 4.63%, 03/15/13	180

		4,550

	Electric Utilities — 0.4%
81	Alabama Power Co.,
	4.70%, 12/01/10	78
233	Carolina Power & Light Co.,
	5.13%, 09/15/13	223
324	Dominion Resources, Inc.,
	Series B, 6.25%, 06/30/12	328
202	DTE Energy Co.,
	Series A, 6.65%, 04/15/09	207
300	Exelon Generation Co. LLC,
	6.95%, 06/15/11	314
55	Kiowa Power Partners LLC,
	4.81%, 12/30/13 (e)	53
15	Virginia Electric & Power Co.,
	Series A, 5.38%, 02/01/07	15

		1,218

	Food & Staples Retailing — 0.1%
304	Kroger Co. (The),
	8.05%, 02/01/10	325

	Gas Utilities — 0.1%
820	Enron Corp.,
	6.75%, 07/01/05 (d) (i)	-(h	)
162	KeySpan Gas East Corp.,
	7.88%, 02/01/10	173
263	Southern California Gas Co.,
	4.80%, 10/01/12	250

		423

	Hotels, Restaurants & Leisure — 0.0% (g)
81	Harrah’s Operating Co., Inc.,
	8.00%, 02/01/11	87

	Independent Power Producers & Energy Traders — 0.3%
	Duke Energy Corp.
455	4.20%, 10/01/08	441
405	5.63%, 11/30/12	403

		844

	Industrial Conglomerates — 0.1%
	Tyco International Group S.A. (Bermuda)
152	6.38%, 10/15/11	156
253	6.75%, 02/15/11	262

		418

	Insurance — 2.1%
385	American International Group, Inc.,
	4.25%, 05/15/13	351
	ASIF Global Financing
455	3.90%, 10/22/08 (e)	438
607	4.90%, 01/17/13 (e)	579
405	Jackson National Life Global Funding,
	6.13%, 05/30/12 (e)	415
	MassMutual Global Funding II
330	3.25%, 06/15/07 (e)	322
405	3.50%, 03/15/10 (e)	377
222	Metropolitan Life Global Funding I,
	5.20%, 09/18/13 (e)	215
304	MGIC Investment Corp.,
	6.00%, 03/15/07	304
	Monumental Global Funding II,
445	4.38%, 07/30/09 (e)	429
	Monumental Global Funding III,
324	5.20%, 01/30/07 (e)	324
121	Nationwide Financial Services,
	6.25%, 11/15/11	123

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	New York Life Global Funding
223	3.88%, 01/15/09 (e)	214
506	5.38%, 09/15/13 (e)	495
233	Pacific Life Global Funding,
	3.75%, 01/15/09 (e)	224
	Principal Life Global Funding I
202	2.80%, 06/26/08 (e)	192
765	6.25%, 02/15/12 (e)	783
	Protective Life Secured Trust
217	4.00%, 10/07/09	209
405	4.00%, 04/01/11	376
76	XL Capital Ltd. (Cayman Islands),
	5.25%, 09/15/14	71

		6,441

	Media — 0.7%
106	Comcast Cable Communications Holding, Inc.,
	8.38%, 03/15/13	118
121	Comcast Corp.,
	5.50%, 03/15/11	119
182	Cox Communications, Inc.,
	7.75%, 11/01/10	193
749	Tele-Communications-TCI Group,
	9.80%, 02/01/12	871
	Time Warner Cos, Inc.
283	7.48%, 01/15/08	290
430	8.18%, 08/15/07	442
223	Time Warner Entertainment Co. LP,
	10.15%, 05/01/12	262

		2,295

	Multi-Utilities — 0.1%
221	PSEG Power LLC,
	7.75%, 04/15/11	237

	Oil, Gas & Consumable Fuels — 0.2%
400	ConocoPhillips.,
	8.75%, 05/25/10	444
55	Ras Laffan Liquefied Natural Gas Co., Ltd. (Qatar),
	7.63%, 09/15/06 (e)	55

		499

	Paper & Forest Products — 0.2%
	International Paper Co.
334	4.00%, 04/01/10	313
131	4.25%, 01/15/09	126
142	Union Camp Corp.,
	6.50%, 11/15/07	144
	Weyerhaeuser Co.
28	6.13%, 03/15/07	28
40	6.75%, 03/15/12	41

		652

	Real Estate Management & Development — 0.2%
557	EOP Operating LP,
	6.75%, 02/15/12	577
81	ERP Operating LP,
	4.75%, 06/15/09	79

		656

	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.
235	6.13%, 03/15/09	238
202	7.13%, 12/15/10	214

		452

	Thrifts & Mortgage Finance — 0.7%
	Countrywide Home Loans, Inc.
253	Series E, 7.20%, 10/30/06	255
810	Series L, 4.00%, 03/22/11	750
233	VAR, 3.25%, 05/21/08	223
	Washington Mutual Bank FA
76	5.65%, 08/15/14	74
304	6.88%, 06/15/11	319
275	Washington Mutual, Inc.,

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	4.20%, 01/15/10	262
304	World Savings Bank FSB,
	4.50%, 06/15/09	295

		2,178

	Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services, Inc.
152	7.50%, 05/01/07	155
364	7.88%, 03/01/11	395

		550

	Total Corporate Bonds
	(Cost $62,888)	59,924

	Foreign Government Securities — 0.4%
	United Mexican States (Mexico)
277	6.38%, 01/16/13	277
175	6.63%, 03/03/15	177
607	Province of Quebec (Canada),
	5.75%, 02/15/09	612

	Total Foreign Government Securities
	(Cost $1,111)	1,066

	Mortgage Pass-Through Securities — 6.1%
	Federal Home Loan Mortgage Corp. Gold Pool
1,071	4.00%, 05/01/14-08/01/18	1,007
228	4.50%, 10/01/18	217
75	5.50%, 06/01/17	74
474	6.00%, 04/01/18-01/01/34	472
972	6.50%, 12/01/13-11/01/22	988
1,106	7.00%, 08/01/10-04/01/26	1,134
153	7.50%, 08/01/08-08/01/25	155
37	8.00%, 07/01/20-11/01/24	39
124	8.50%, 01/01/10-07/01/28	132
	Federal Home Loan Mortgage Corp. Pool
-(h)	8.00%, 04/01/07	-(h	)
21	12.00%, 08/01/15-07/01/19	15
19	ARM, 5.50%, 07/01/26	20
150	ARM, 5.99%, 01/01/27	153
	Federal National Mortgage Association Pool
7,152	4.00%, 09/01/13-12/01/18	6,648
225	4.50%, 03/01/19	214
253	5.00%, 12/01/16-06/01/18	245
428	5.50%, 12/01/33	414
981	6.00%, 12/01/32-09/01/33	973
1,610	6.50%, 12/01/10-08/01/31	1,636
151	7.00%, 01/01/07-08/01/32	154
173	7.50%, 10/01/12-05/01/25	180
323	8.00%, 11/01/12-11/01/28	339
141	8.50%, 07/01/24-02/01/30	153
98	9.00%, 09/01/19-12/01/30	105
27	9.50%, 12/01/18	29
11	10.00%, 02/01/24	12
15	12.50%, 01/01/16	17
60	ARM, 4.85%, 09/01/27	60
559	ARM, 4.86%, 01/01/35	552
63	ARM, 4.92%, 03/01/29	63
25	ARM, 5.62%, 03/01/19	25
6	ARM, 5.27%, 08/01/19	6
8	ARM, 6.64%, 06/01/26	9
	Government National Mortgage Association Pool,
703	6.00%, 10/15/17-11/15/28	703
528	6.50%, 07/15/09-02/15/33	539
577	7.00%, 08/15/23-06/15/33	597
226	7.50%, 05/15/07-06/15/32	236
324	8.00%, 05/15/09-10/20/28	345
89	8.50%, 11/15/17-05/20/25	95
41	9.00%, 01/15/09-11/15/24	43
82	9.50%, 10/15/09-12/15/25	90

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

34	12.00%, 11/15/19	38

	Total U.S. Government Agency Mortgages
	(Cost $19,605)	18,926

	Supranational — 0.0% (g)
40	Corp Amdina de Fomento,
	5.20%, 05/21/13	38
20	Inter-American Development Bank,
	8.40%, 09/01/09	22

	Total Supranational
	(Cost $64)	60

	U.S. Government Agency Securities — 1.9%
	Federal Home Loan Bank System
2,761	4.72%, 09/20/12	2,650
202	6.21%, 06/02/09	207
	Federal Home Loan Mortgage Corp.
405	4.13%, 07/12/10	387
173	7.20%, 07/18/06	173
	Federal National Mortgage Association
810	5.50%, 03/15/11	813
243	6.13%, 03/15/12	252
678	6.25%, 02/01/11	697
500	6.63%, 09/15/09	519
121	6.63%, 11/15/10	127

	Total U.S. Government Agency Securities
	(Cost $6,072)	5,825

	U.S. Treasury Obligations — 15.6%
	U.S. Treasury Bonds
405	9.88%, 11/15/15 (m)	547
8,514	10.38%, 11/15/12 (m)	9,142
4,800	11.75%, 11/15/14	5,809
1,458	12.50%, 08/15/14	1,777
	U.S. Treasury Inflation Indexed Notes
230	3.38%, 01/15/07	232
775	4.25%, 01/15/10	831
	U.S. Treasury Notes
1,000	3.50%, 02/15/10	949
500	3.63%, 07/15/09	480
400	3.63%, 01/15/10	382
250	5.63%, 05/15/08	253
631	5.75%, 08/15/10	649
435	6.13%, 08/15/07	440
334	6.50%, 10/15/06	336
500	6.50%, 02/15/10	525
	U.S. Treasury Coupon STRIPS
607	02/15/09	531
2,551	05/15/09	2,202
2,018	11/15/09	1,699
506	02/15/10	421
61	02/15/12	46
101	08/15/12	74
1,340	11/15/12	969
2,624	02/15/13 (m)	1,873
1,500	05/15/13	1,057
454	08/15/13 (m)	316
202	11/15/13	139
6,027	02/15/14 (m)	4,070
2,316	05/15/14 (m)	1,543
4,602	08/15/14 (m)	3,025
2,768	11/15/14 (m)	1,795
127	08/15/15	79
2,452	11/15/15 (m)	1,504
5,766	02/15/16 (m)	3,493
1,072	05/15/16	639

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

405	08/15/16	238
200	11/15/16	116

	Total U.S. Treasury Obligations
	(Cost $51,528)	48,181

	Total Long-Term Investments
	(Cost $292,548)	278,441

Shares

	Short-Term Investment — 9.0%
	Investment Company — 9.0%
27,654	JPMorgan Liquid Assets Money Market Fund (b)
	(Cost $27,654)	27,654

Principal Amount ($)

	Investments of Cash Collateral on Securities Loaned — 7.6%
	Certificates of Deposit — 1.1%
1,250	Canadian Imperial Bank,
	FRN, 5.12%, 02/14/08	1,250
1,200	Deutsche Bank,
	FRN, 5.16%, 01/22/08	1,200
999	Societe Generale,
	FRN, 5.07%, 06/20/07	1,000

		3,450

	Corporate Notes — 1.9%
750	American Express Credit Corp.,
	FRN, 5.08%, 06/12/07	750
	Beta Finance Inc.,
350	FRN, 5.12%, 01/15/08	350
800	FRN, 5.13%, 03/15/07	800
1,300	CDC Financial Products, Inc.,
	FRN, 5.16%, 06/30/06	1,300
1,400	Citigroup Global Markets, Inc.,
	FRN, 5.13%, 06/07/06	1,400
1,300	Unicredito Italiano Bank plc,
	FRN, 5.09%, 07/02/07	1,300

		5,900

	Repurchase Agreements — 4.6%
4,243	Bank of America Securities LLC, 5.07%, dated 05/31/06, due
	06/01/06, repurchase price $4,244, collateralized by U.S.	4,243
	Government Agency Mortgages
3,500	Lehman Brothers, Inc., 5.07%, dated 05/31/06, due 06/01/06,
	repurchase price $3,501 collateralized by U.S. Government	3,500
	Agency Mortgages
3,500	Morgan Stanley, 5.08%, dated 05/31/06, due 06/01/06,
	repurchase price $3,501, collateralized by U.S. Government	3,500
	Agency Mortgages
3,000	UBS Securities LLC, 5.07%, dated 05/31/06, due 06/01/06,
	repurchase price $3,001, collateralized by U.S. Government	3,000

	Agency Mortgages	14,243

	Total Investments of Cash Collateral on Securities Loaned
	(Cost $23,593)	23,593

	Total Investments — 107.0%
	(Cost $343,795)	329,688
	Liabilities in Excess of Other Assets — (7.0)%	(21,580)

	Net Assets — 100.0%	$308,108

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

ARM	Adjustable Rate Mortgage.

CMO	Collateralized Mortgage Obligation.

FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.

HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed investment will not be securities because their cash flow patterns are more volatile and there is a greater risk that the initial fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.

VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$254
Aggregate gross unrealized depreciation	(14,361)

Net unrealized appreciation/depreciation	$(14,107)

Federal income tax cost of investments	$343,795

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Asset Backed Securities — 1.2%
1,281	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,245
	AmeriCredit Automobile Receivables Trust
438	Series 2002-D, Class A4, 3.40%, 04/13/09	435
254	Series 2003-BX, Class A4A, 2.72%, 01/06/10	250
904	Capital One Master Trust, Series 2001-5, Class A, 5.30%, 06/15/09	904
	Citibank Credit Card Issuance Trust
3,290	Series 2002-C2, Class C2, 6.95%, 02/18/14	3,445
1,841	Series 2005-B1, Class B1, 4.40%, 09/15/10	1,794
1,569	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	1,535
635	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	639
8,227	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.35%, 05/25/36	8,240
361	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, 03/15/08	357
889	GE Capital Mortgage Services, Inc., Series 1999-HE, Class M, 6.71%, 04/25/29	875
253	Green Tree Financial Corp., Series 1995-4, Class A6, 7.30%, 06/15/25	256
1,049	Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	1,020
	MBNA Credit Card Master Note Trust
2,074	Series 2002-C1, Class C1, 6.80%, 07/15/14	2,170
866	Series 2003-C1, Class C1, FRN, 6.78%, 06/15/12	912
	MBNA Master Credit Card Trust USA
1,507	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,613
1,319	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	1,350
	Onyx Acceptance Grantor Trust
278	Series 2002-D, Class A4, 3.10%, 07/15/09	277
141	Series 2004-B, Class A3, 3.09%, 09/15/08	140
181	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	180
	WFS Financial Owner Trust
551	Series 2002-3, Class A4, 3.50%, 02/20/10	550
679	Series 2002-4, Class A4A, 3.11%, 08/20/10	668
680	Series 2003-2, Class A4, 2.41%, 12/20/10	671
973	Series 2003-4, Class A4, 3.15%, 05/20/11	955
123	Series 2004-1, Class A3, 2.19%, 06/20/08	123
198	Series 2004-2, Class A3, 2.85%, 09/22/08	197

	Total Asset Backed Securities (Cost $31,479)	30,801

	Collateralized Mortgage Obligations — 48.3%
	Agency CMO — 34.4%
4,072	Federal Home Loan Bank, Series 2000, Class Y, 5.27%, 12/28/12	4,011
	Federal Home Loan Mortgage Corp.
154	Series 11, Class D, 9.50%, 07/15/19	161
43	Series 22, Class C, 9.50%, 04/15/20	43
63	Series 23, Class F, 9.60%, 04/15/20	62

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1	Series 41, Class I, HB, 84.00%, 05/15/20	1
8	Series 47, Class F, 10.00%, 06/15/20	8
25	Series 99, Class Z, 9.50%, 01/15/21	26
13	Series 134, Class B, IO, 9.00%, 04/01/22	3
-(h)	Series 204, Class E, IF, IO, 870.48%, 05/15/23	-(h	)
-(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/21	-(h	)
28	Series 1065, Class J, 9.00%, 04/15/21	30
9	Series 1079, Class S, IF, 16.57%, 05/15/21	9
55	Series 1084, Class F, FRN, 6.08%, 05/15/21	55
38	Series 1084, Class S, IF, 22.16%, 05/15/21	39
-(h)	Series 1098, Class M, HB, 1,008.12%, 06/15/06	-(h	)
48	Series 1116, Class I, 5.50%, 08/15/21	48
35	Series 1144, Class KB, 8.50%, 09/15/21	35
-(h)	Series 1172, Class L, HB, VAR, 1,182.96%, 11/15/21	-(h	)
2	Series 1196, Class B, 565.20%, 01/15/22	3
551	Series 1212, Class IZ, 8.00%, 02/15/22	551
79	Series 1250, Class J, 7.00%, 05/15/22	79
-(h)	Series 1298, Class L, IO, 981.87%, 06/15/07	-(h	)
94	Series 1343, Class LA, 8.00%, 08/15/22	95
119	Series 1343, Class LB, 7.50%, 08/15/22	120
232	Series 1370, Class JA, FRN, 6.28%, 09/15/22	233
209	Series 1455, Class WB, IF, 2.11%, 12/15/22	182
25	Series 1465, Class SA, IF, IO, 3.88%, 02/15/08	1
990	Series 1466, Class PZ, 7.50%, 02/15/23	1,016
17	Series 1470, Class F, FRN, 4.62%, 02/15/23	17
1,167	Series 1498, Class I, FRN 6.28%, 04/15/23	1,186
1,444	Series 1502, Class PX, 7.00%, 04/15/23	1,473
195	Series 1505, Class Q, 7.00%, 05/15/23	199
17	Series 1506, Class F, FRN, 5.27%, 05/15/08	17
3	Series 1506, Class S, FRN, 11.83%, 05/15/08	4
57	Series 1506, Class SD, IF, IO, 3.37%, 05/15/08	-(h	)
1,192	Series 1512, Class J, 6.50%, 05/15/08	1,194
228	Series 1513, Class N, 6.50%, 05/15/08	229
474	Series 1518, Class G, IF, 4.04%, 05/15/23	454
166	Series 1541, Class M, IF, 13.25%, 07/15/23	179
453	Series 1541, Class O, FRN, 4.44%, 07/15/23	442
86	Series 1544, Class J, IF 7.48%, 07/15/08	87
483	Series 1558, Class D, 6.50%, 07/15/23	488
90	Series 1561, Class TA, PO, 08/15/08	85
41	Series 1570, Class F, FRN, 5.12%, 08/15/23	42
1,631	Series 1573, Class PZ, 7.00%, 09/15/23	1,676
63	Series 1575, Class FB, FRN, 6.63%, 08/15/08	64
26	Series 1575, Class SB, IF, 4.13%, 08/15/08	26
972	Series 1591, Class PV, 6.25%, 10/15/23	980
139	Series 1595, Class D, 7.00%, 10/15/13	140
411	Series 1596, Class D, 6.50%, 10/15/13	417
27	Series 1602, Class SA, IF, 6.09%, 10/15/23	23
122	Series 1604, Class SA, IF, 8.56%, 11/15/08	124
204	Series 1606, Class SC, IF, 11.90%, 11/15/08	214
59	Series 1607, Class SA, IF, 11.87%, 10/15/13	63
2,826	Series 1608, Class L, 6.50%, 09/15/23	2,880
1,255	Series 1609, Class L, IF, 6.23%, 11/15/23	1,201
569	Series 1611, Class JA, FRN, 6.12%, 08/15/23	578
542	Series 1611, Class JB, IF, 4.53%, 08/15/23	505
219	Series 1612, Class SD, IF, 8.75%, 11/15/08	222
159	Series 1625, Class SD, IF, 8.50%, 12/15/08	163
856	Series 1638, Class H, 6.50%, 12/15/23	870
1,799	Series 1642, Class PJ, 6.00%, 11/15/23	1,800
66	Series 1659, Class SB, IF, 8.50%, 01/15/09	68
14	Series 1671, Class QC, IF, 10.00%, 02/15/24	15
86	Series 1685, Class Z, 6.00%, 11/15/23	86
18	Series 1686, Class SH, FRN, 7.71%, 02/15/24	19
118	Series 1689, Class SD, IF, 8.54%, 10/15/23	120

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

377	Series 1695, Class EB, 7.00%, 03/15/24	391
336	Series 1698, Class SC, IF, 8.85%, 03/15/09	347
118	Series 1699, Class FC, FRN, 5.72%, 03/15/24	119
592	Series 1700, Class GA, PO, 02/15/24	517
943	Series 1706, Class K, 7.00%, 03/15/24	972
57	Series 1709, Class FA, FRN, 4.17%, 03/15/24	55
167	Series 1745, Class D, 7.50%, 08/15/24	166
1,486	Series 1798, Class F, 5.00%, 05/15/23	1,431
177	Series 1807, Class A, 6.00%, 11/15/08	178
25	Series 1807, Class G, 9.00%, 10/15/20	26
411	Series 1829, Class ZB, 6.50%, 03/15/26	417
61	Series 1844, Class E, 6.50%, 10/15/13	61
431	Series 1863, Class Z, 6.50%, 07/15/26	437
39	Series 1865, Class D, PO, 02/15/24	23
267	Series 1890, Class H, 7.50%, 09/15/26	278
727	Series 1899, Class ZE, 8.00%, 09/15/26	755
163	Series 1900, Class TA, PO, 08/15/08	157
41	Series 1935, Class FL, FRN, 5.82%, 02/15/27	42
602	Series 1963, Class Z, 7.50%, 01/15/27	615
129	Series 1967, Class PC, PO, 10/15/08	124
101	Series 1970, Class PG, 7.25%, 07/15/27	101
878	Series 1981, Class Z, 6.00%, 05/15/27	874
377	Series 1987, Class PE, 7.50%, 09/15/27	383
55	Series 2017, Class SE, FRN, 10.90%, 12/15/08	58
846	Series 2019, Class Z, 6.50%, 12/15/27	858
657	Series 2025, Class PE, 6.30%, 01/15/13	663
303	Series 2033, Class SN, IF, IO, 15.16%, 03/15/24	122
849	Series 2038, Class PN, IO, 7.00%, 03/15/28	172
1,036	Series 2040, Class PE, 7.50%, 03/15/28	1,070
344	Series 2043, Class CJ, 6.50%, 04/15/28	349
1,186	Series 2054, Class PV, 7.50%, 05/15/28	1,227
903	Series 2055, Class OE, 6.50%, 05/15/13	916
2,707	Series 2075, Class PH, 6.50%, 08/15/28	2,744
1,790	Series 2075, Class PM, 6.25%, 08/15/28	1,787
1,501	Series 2086, Class GB, 6.00%, 09/15/28	1,494
1,030	Series 2089, Class PJ, IO, 7.00%, 10/15/28	199
3,844	Series 2095, Class PE, 6.00%, 11/15/28	3,833
568	Series 2097, Class PV, 6.00%, 09/15/09	570
1,989	Series 2102, Class TC, 6.00%, 12/15/13	2,006
1,296	Series 2102, Class TU, 6.00%, 12/15/13	1,307
5,191	Series 2115, Class PE, 6.00%, 01/15/14	5,233
1,528	Series 2125, Class JZ, 6.00%, 02/15/29	1,522
312	Series 2130, Class QR, 6.00%, 02/15/28	312
283	Series 2132, Class SB, IF, 8.79%, 03/15/29	280
228	Series 2134, Class PI, 6.50%, 03/15/19	46
142	Series 2135, Class UK, IO, 6.50%, 03/15/14	22
142	Series 2141, IO, 7.00%, 04/15/29	32
260	Series 2143, Class CD, 6.00%, 02/15/28	261
308	Series 2163, Class PC, IO, 7.50%, 06/15/29	71
1,507	Series 2169, Class TB, 7.00%, 06/15/29	1,572
942	Series 2172, Class QC, 7.00%, 07/15/29	976
1,179	Series 2176, Class OJ, 7.00%, 08/15/29	1,205
395	Series 2189, Class SA, IF, 7.41%, 02/15/28	396
944	Series 2201, Class C, 8.00%, 11/15/29	981
676	Series 2209, Class TC, 8.00%, 01/15/30	714
956	Series 2210, Class Z, 8.00%, 01/15/30	990
212	Series 2224, Class CB, 8.00%, 03/15/30	218
787	Series 2230, Class Z, 8.00%, 04/15/30	814
666	Series 2234, Class PZ, 7.50%, 05/15/30	686
559	Series 2247, Class Z, 7.50%, 08/15/30	561
727	Series 2256, Class MC, 7.25%, 09/15/30	736
1,547	Series 2259, Class ZM, 7.00%, 10/15/30	1,586
79	Series 2261, Class ZY, 7.50%, 10/15/30	80

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

198	Series 2262, Class Z, 7.50%, 10/15/30	199
1,476	Series 2271, Class PC, 7.25%, 12/15/30	1,501
1,555	Series 2283, Class K, 6.50%, 12/15/23	1,593
957	Series 2296, Class PD, 7.00%, 03/15/31	984
86	Series 2299, Class G, 7.00%, 05/15/14	86
264	Series 2306, Class K, PO, 05/15/24	215
623	Series 2306, Class SE, IF, IO, 5.58%, 05/15/24	78
934	Series 2313, Class LA, 6.50%, 05/15/31	949
1	Series 2317, Class VG, 6.50%, 04/15/31	1
705	Series 2323, Class VO, 6.00%, 10/15/22	707
1,997	Series 2325, Class PM, 7.00%, 06/15/31	2,088
1,130	Series 2335, Class VH, 7.00%, 05/15/14	1,138
5,267	Series 2344, Class QG, 6.00%, 08/15/16	5,307
10,879	Series 2344, Class ZD, 6.50%, 08/15/31	11,038
938	Series 2344, Class ZJ, 6.50%, 08/15/31	951
1,043	Series 2345, Class NE, 6.50%, 08/15/31	1,056
1,227	Series 2345, Class PQ, 6.50%, 08/15/16	1,250
137	Series 2345, Class PV, 6.50%, 01/15/24	137
228	Series 2349, Class NW, 6.50%, 10/15/16	228
721	Series 2351, Class PZ, 6.50%, 08/15/31	733
10	Series 2353, Class PC, 6.50%, 09/15/15	10
1,894	Series 2353, Class TD, 6.00%, 09/15/16	1,916
1,671	Series 2355, Class BP, 6.00%, 09/15/16	1,684
721	Series 2359, Class PM, 6.00%, 09/15/16	726
1,171	Series 2359, Class ZB, 8.50%, 06/15/31	1,320
3,134	Series 2360, Class PG, 6.00%, 09/15/16	3,158
1,926	Series 2362, Class PD, 6.50%, 06/15/20	1,939
454	Series 2362, Class PJ, 6.50%, 10/15/28	456
720	Series 2363, Class PF, 6.00%, 09/15/16	725
1,313	Series 2366, Class MD, 6.00%, 10/15/16	1,323
1,582	Series 2367, Class ME, 6.50%, 10/15/31	1,619
1,353	Series 2371, Class VB, 6.00%, 08/15/15	1,354
384	Series 2374, Class PV, 5.50%, 12/15/14	383
82	Series 2382, Class TL, IO, 6.50%, 02/15/31	4
415	Series 2391, Class QE, 5.50%, 05/15/15	415
5,085	Series 2391, Class QR, 5.50%, 12/15/16	5,067
817	Series 2391, Class VQ, 6.00%, 10/15/12	822
1,884	Series 2392, Class PV, 6.00%, 12/15/20	1,891
1,752	Series 2394, Class MC, 6.00%, 12/15/16	1,767
1,884	Series 2399, Class OH, 6.50%, 01/15/32	1,910
3,014	Series 2399, Class TH, 6.50%, 01/15/32	3,057
3,340	Series 2410, Class NG, 6.50%, 02/15/32	3,414
1,052	Series 2410, Class OE, 6.38%, 02/15/32	1,062
2,549	Series 2410, Class QS, IF, 6.29%, 02/15/32	2,386
920	Series 2410, Class QX, IF, IO, 3.57%, 02/15/32	63
435	Series 2412, Class SE, IF, 5.54%, 02/15/09	430
1,366	Series 2412, Class SP, IF, 5.94%, 02/15/32	1,184
3,545	Series 2420, Class XK, 6.50%, 02/15/32	3,587
1,968	Series 2423, Class MC, 7.00%, 03/15/32	2,018
2,005	Series 2423, Class MT, 7.00%, 03/15/32	2,056
1,538	Series 2425, Class OB, 6.00%, 03/15/17	1,551
2,260	Series 2430, Class WF, 6.50%, 03/15/32	2,281
2,637	Series 2434, Class TC, 7.00%, 04/15/32	2,708
565	Series 2435, Class CJ, 6.50%, 04/15/32	570
1,884	Series 2435, Class VH, 6.00%, 07/15/19	1,871
2,495	Series 2436, Class MC, 7.00%, 04/15/32	2,562
1,735	Series 2444, Class ES, IF, IO, 2.87%, 03/15/32	96
1,018	Series 2450, Class GZ, 7.00%, 05/15/32	1,045
1,388	Series 2450, Class SW, IF, IO, 2.92%, 03/15/32	103
891	Series 2454, Class BG, 6.50%, 08/15/31	899
3,791	Series 2455, Class GK, 6.50%, 05/15/32	3,829
942	Series 2458, Class QE, 5.50%, 06/15/17	938
2,382	Series 2460, Class VZ, 6.00%, 11/15/29	2,367

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

572	Series 2461, Class VB, 6.50%, 04/15/18	572
2,637	Series 2462, Class JG, 6.50%, 06/15/32	2,691
1,921	Series 2466, Class PG, 6.50%, 04/15/32	1,949
942	Series 2466, Class PH, 6.50%, 06/15/32	950
1,884	Series 2474, Class NR, 6.50%, 07/15/32	1,912
724	Series 2480, Class PV, 6.00%, 07/15/11	730
1,739	Series 2484, Class LZ, 6.50%, 07/15/32	1,778
1,773	Series 2498, Class UD, 5.50%, 06/15/16	1,770
1,320	Series 2500, Class GD, 5.50%, 12/15/15	1,317
2,260	Series 2500, Class MC, 6.00%, 09/15/32	2,197
1,357	Series 2500, Class TD, 5.50%, 02/15/16	1,354
428	Series 2503, Class BH, 5.50%, 09/15/17	425
1,130	Series 2512, Class PG, 5.50%, 10/15/22	1,071
2,555	Series 2513, Class YO, PO, 02/15/32	2,129
3,767	Series 2515, Class DE, 4.00%, 03/15/32	3,404
1,659	Series 2518, Class PX, 5.50%, 09/15/13	1,648
513	Series 2519, Class BT, 8.50%, 09/15/31	545
657	Series 2521, Class PU, 5.50%, 05/15/10	657
2,234	Series 2527, Class VU, 5.50%, 10/15/13	2,214
1,695	Series 2535, Class BK, 5.50%, 12/15/22	1,663
2,260	Series 2537, Class TE, 5.50%, 12/15/17	2,227
1,130	Series 2541, Class GX, 5.50%, 02/15/17	1,127
1,884	Series 2543, Class YX, 6.00%, 12/15/32	1,835
2,449	Series 2544, Class HC, 6.00%, 12/15/32	2,397
2,532	Series 2552, Class ME, 6.00%, 01/15/33	2,444
2,115	Series 2565, Class MB, 6.00%, 05/15/30	2,120
1,281	Series 2567, Class QD, 6.00%, 02/15/33	1,252
624	Series 2571, Class SK, IF, 12.59%, 09/15/23	727
3,767	Series 2575, Class ME, 6.00%, 02/15/33	3,664
2,483	Series 2586, Class WI, IO, 6.50%, 03/15/33	626
1,758	Series 2594, Class VA, 6.00%, 03/15/14	1,765
3,804	Series 2594, Class VP, 6.00%, 02/15/14	3,819
3,540	Series 2594, Class VQ, 6.00%, 08/15/20	3,503
1,380	Series 2596, Class QG, 6.00%, 03/15/33	1,351
6,849	Series 2597, Class DS, IF, IO, 2.47%, 02/15/33	352
9,129	Series 2599, Class DS, IF, IO, 1.92%, 02/15/33	421
11,036	Series 2610, Class DS, IF, IO, 2.02%, 03/15/33	596
11,339	Series 2611, Class SH, IF, IO, 2.57%, 10/15/21	621
1,130	Series 2611, Class UH, 4.50%, 05/15/18	1,040
1,507	Series 2617, Class GR, 4.50%, 05/15/18	1,391
404	Series 2619, Class HR, 3.50%, 11/15/31	368
1,720	Series 2619, Class IM, IO, 5.00%, 10/15/21	241
566	Series 2624, Class IU, IO, 5.00%, 06/15/33	128
10,273	Series 2626, Class NS, IF, IO, 1.47%, 06/15/23	400
856	Series 2628, Class WA, 4.00%, 07/15/28	786
12,958	Series 2630, Class KN, 2.50%, 04/15/13	12,532
2,260	Series 2631, Class LC, 4.50%, 06/15/18	2,091
623	Series 2633, Class EO, PO, 08/15/33	363
1,207	Series 2636, Class Z, 4.50%, 06/15/18	1,105
3,201	Series 2637, Class SA, IF, IO, 1.02%, 06/15/18	70
169	Series 2638, Class DS, IF, 3.52%, 07/15/23	133
4,306	Series 2638, Class SA, IF, IO, 2.02%, 11/15/16	161
829	Series 2640, Class UG, IO, 5.00%, 01/15/32	276
1,134	Series 2640, Class UR, IO, 4.50%, 08/15/17	112
994	Series 2643, Class HI, IO, 4.50%, 12/15/16	99
1,797	Series 2643, Class KG, 4.00%, 05/15/18	1,788
2,140	Series 2651, Class VZ, 4.50%, 07/15/18	1,956
9,080	Series 2650, Class SO, PO, 12/15/32	7,185
1,797	Series 2656, Class SH, IF, 6.36%, 02/15/25	1,700
3,075	Series 2668, Class SB, IF, 2.68%, 10/15/15	2,704
1,884	Series 2672, Class ME, 5.00%, 11/15/22	1,793
634	Series 2672, Class SJ, IF, 2.64%, 09/15/16	532
5,650	Series 2675, Class CK, 4.00%, 09/15/18	5,013

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,511	Series 2682, Class YS, FRN, 1.47%, 10/15/33	1,254
425	Series 2683, Class VA, 5.50%, 02/15/21	424
3,014	Series 2684, Class TO, PO, 10/15/33	1,539
1,507	Series 2686, Class GB, 5.00%, 05/15/20	1,481
4,411	Series 2686, Class NS, IF, IO, 2.52%, 10/15/21	257
1,876	Series 2691, Class WS, IF, 1.38%, 10/15/33	1,136
1,712	Series 2695, Class DE, 4.00%, 01/15/17	1,593
1,199	Series 2695, Class DG, 4.00%, 10/15/18	1,073
626	Series 2696, Class CO, PO, 10/15/18	400
1,205	Series 2702, Class PC, 5.00%, 01/15/23	1,132
1,248	Series 2705, Class SC, IF, 1.38%, 11/15/33	665
2,358	Series 2705, Class SD, IF, 2.47%, 11/15/33	1,470
1,712	Series 2715, Class OG, 5.00%, 01/15/23	1,605
3,014	Series 2716, Class UN, 4.50%, 12/15/23	2,693
1,507	Series 2720, Class PC, 5.00%, 12/15/23	1,433
3,976	Series 2721, Class PI, IO, 5.00%, 05/15/16	246
269	Series 2727, PO, 01/15/34	139
7,722	Series 2727, Class BS, IF, 1.45%, 01/15/34	3,709
106	Series 2733, Class GF, FRN, 0.00%, 09/15/33	107
844	Series 2739, Class S, IF, 1.84%, 01/15/34	525
1,020	Series 2744, Class FE, FRN, 0.00%, 02/15/34	800
753	Series 2744, Class PC, 5.50%, 01/15/31	754
1,705	Series 2744, Class PE, 5.50%, 02/15/34	1,679
3,332	Series 2744, Class TU, 5.50%, 05/15/32	3,225
2,920	Series 2749, Class PK, IO, 5.00%, 09/15/22	151
789	Series 2753, Class S, FRN, 1.84%, 02/15/34	440
3,507	Series 2755, Class SA, FRN, 4.04%, 05/15/30	3,089
898	Series 2766, Class SX, FRN, 1.43%, 03/15/34	549
705	Series 2769, PO, 03/15/34	370
455	Series 2771, Class FG, FRN, 0.00%, 03/15/34	374
2,240	Series 2776, Class SK, FRN, 1.45%, 04/15/34	1,369
1,506	Series 2777, Class OM, PO, 12/15/32	825
805	Series 2778, Class BS, FRN, 3.05%, 04/15/34	555
890	Series 2780, Class JG, 4.50%, 04/15/19	809
1,284	Series 2783, Class AT, 4.00%, 04/15/19	1,117
1,712	Series 2809, Class UB, 4.00%, 09/15/17	1,581
5,515	Series 2809, Class UC, 4.00%, 06/15/19	4,850
278	Series 2827, Class SQ, FRN, 7.50%, 01/15/19	265
190	Series 2841, Class GO, PO, 08/15/34	178
1,350	Series 2846, PO, 08/15/34	916
667	Series 2849, PO, 08/15/34	527
553	Series 2888, Class SL, FRN, 2.24%, 11/15/34	469
49	Series 2925, Class ZM, 5.00%, 01/15/35	49
601	Series 2958, Class KB, 5.50%, 04/15/35	596
856	Series 2958, Class QD, 4.50%, 04/15/20	797
3,425	Series 2965, Class GD, 4.50%, 04/15/20	3,175
8,562	Series 2971, Class GB, 5.00%, 11/15/16	8,428
856	Series 2971, Class GC, 5.00%, 07/15/18	831
942	Series 2975, Class KO, PO, 05/15/35	456
1,557	Series 2989, PO, 06/15/23	1,149
763	Series 3027, Class PZ, 4.50%, 09/15/25	761
6,422	Series 3047, Class OB, 5.50%, 12/15/33	6,352
944	Series 3047, Class OD, 5.50%, 10/15/35	891
3,095	Series 3064, Class MC, 5.50%, 11/15/35	2,857
2,141	Series 3064, Class OB, 5.50%, 07/15/29	2,107
2,141	Series 3074, Class BH, 5.00%, 11/15/35	1,979
1,541	Series 3101, Class EA, 6.00%, 06/15/20	1,540
3,203	Series 3117, Class OK, PO, 02/15/36	2,101
3,020	Series 3118, Class DM, 5.00%, 02/15/24	2,752
1,515	Series 3122, Class ZB, 6.00%, 03/15/36	1,371
4,080	Series 3134, PO, 03/15/36	2,873
4,989	Series 3138, PO, 04/15/36	3,548
3,500	Series 3150, PO, 05/15/36	2,549

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,000	Series 3158, Class LX, FRN, 0.00%, 05/15/36	2,277
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
1,570	Series T-41, Class 3A, 7.50%, 07/25/32	1,615
988	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	1,006
4,690	Series T-54, Class 2A, 6.50%, 02/25/43	4,737
1,634	Series T-54, Class 3A, 7.00%, 02/25/43	1,666
669	Series T-58, Class A, PO, 09/25/43	561
	Federal Home Loan Mortgage Corp.- Government National Mortgage Association
973	Series 8, Class ZA, 7.00%, 03/25/23	985
154	Series 29, Class J, 7.00%, 09/25/23	154
1,690	Series 55, Class GL, FRN, IO, 0.60%, 04/25/24	14
	Federal National Mortgage Association
22	Series 23, Class 2, IO, 10.00%, 09/01/17	6
2	Series 50, Class 2, IO, 10.50%, 03/01/19	1
71	Series 218, Class 2, IO, 7.50%, 04/01/23	17
58	Series 265, Class 2, 9.00%, 03/01/24	63
1,525	Series 329, Class 1, PO, 12/01/32	1,073
1,705	Series 340, Class 1, PO, 09/01/33	1,162
28	Series 1988-7, Class Z, 9.25%, 04/25/18	30
70	Series 1989-70, Class G, 8.00%, 10/25/19	74
23	Series 1989-78, Class H, 9.40%, 11/25/19	25
50	Series 1989-83, Class H, 8.50%, 11/25/19	53
47	Series 1989-89, Class H, 9.00%, 11/25/19	50
40	Series 1990-1, Class D, 8.80%, 01/25/20	43
9	Series 1990-60, Class K, 5.50%, 06/25/20	9
14	Series 1990-63, Class H, 9.50%, 06/25/20	15
17	Series 1990-93, Class G, 5.50%, 08/25/20	16
-(h)	Series 1990-94, Class H, HB, 505.92%, 08/25/20	6
-(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	8
64	Series 1990-102, Class J, 6.50%, 08/25/20	64
110	Series 1990-120, Class H, 9.00%, 10/25/20	117
9	Series 1990-134, Class SC, FRN, 13.96%, 11/25/20	11
1	Series 1990-140, Class K, HB, 652.15%, 12/25/20	11
-(h)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	2
48	Series 1991-24, Class Z, 5.00%, 03/25/21	47
54	Series 1992-38, Class Z, 7.50%, 02/25/22	55
10	Series 1992-101, Class J, 7.50%, 06/25/22	10
254	Series 1992-136, Class PK, 6.00%, 08/25/22	255
192	Series 1992-143, Class MA, 5.50%, 09/25/22	190
39	Series 1992-152, Class N, IO, 8.00%, 08/25/07	2
324	Series 1992-156, Class K, 7.50%, 09/25/07	326
433	Series 1992-163, Class M, 7.75%, 09/25/22	452
775	Series 1992-188, Class PZ, 7.50%, 10/25/22	808
2	Series 1992-201, Class SB, FRN, 12.55%, 10/25/22	2
87	Series 1993-8, Class H, 7.00%, 01/25/08	87
335	Series 1993-21, Class KA, 7.70%, 03/25/23	349
475	Series 1993-25, Class J, 7.50%, 03/25/23	494
133	Series 1993-27, Class SA, FRN, 15.50%, 02/25/23	161
270	Series 1993-55, Class K, 6.50%, 05/25/08	271
115	Series 1993-59, Class FA, FRN, 5.84%, 05/25/08	115
206	Series 1993-62, Class SA, FRN, 12.08%, 04/25/23	233
33	Series 1993-72, Class F, FRN, 4.52%, 05/25/08	33
19	Series 1993-107, Class F, FRN, 4.47%, 06/25/08	19
247	Series 1993-164, Class SC, FRN, 10.67%, 09/25/08	257
98	Series 1993-165, Class SD, FRN, 7.16%, 09/25/23	96
214	Series 1993-165, Class SK, FRN, 12.50%, 09/25/23	254
535	Series 1993-167, Class GA, 7.00%, 09/25/23	545
72	Series 1993-175, Class SA, FRN, 11.22%, 09/25/08	75
149	Series 1993-179, Class SB, IF, 13.89%, 10/25/23	172
99	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	111
71	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	73
213	Series 1993-190, Class S, IF, 8.56%, 10/25/08	216
72	Series 1993-196, Class FA, FRN, 4.52%, 10/25/08	71

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

40	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	41
91	Series 1993-197, Class SB, IF, 8.28%, 10/25/08	93
555	Series 1993-199, Class FA, FRN, 5.64%, 10/25/23	562
279	Series 1993-205, Class H, PO, 09/25/23	221
536	Series 1993-220, Class SG, IF, 5.81%, 11/25/13	525
279	Series 1993-221, Class FH, FRN, 6.19%, 12/25/08	282
136	Series 1993-221, Class SE, IF, 9.50%, 12/25/08	140
250	Series 1993-225, Class UB, 6.50%, 12/25/23	253
4	Series 1993-225, Class VO, IF, 8.16%, 12/25/22	4
96	Series 1993-230, Class FA, FRN, 5.69%, 12/25/23	97
270	Series 1993-233, Class SB, IF, 10.01%, 12/25/08	279
437	Series 1993-247, Class FE, FRN, 6.09%, 12/25/23	445
203	Series 1993-247, Class SU, IF, 9.33%, 12/25/23	217
877	Series 1993-250, Class Z, 7.00%, 12/25/23	896
3,188	Series 1993-257, Class C, PO, 06/25/23	2,725
52	Series 1994-12, Class FC, FRN 4.67%, 01/25/09	52
30	Series 1994-13, Class SK, IF, 11.41%, 02/25/09	32
7	Series 1994-33, Class F, FRN, 5.49%, 03/25/09	7
139	Series 1994-33, Class FA, FRN, 4.62%, 03/25/09	137
821	Series 1994-34, Class DZ, 6.00%, 03/25/09	822
1,663	Series 1994-37, Class L, 6.50%, 03/25/24	1,684
5,803	Series 1994-40, Class Z, 6.50%, 03/25/24	5,899
195	Series 1994-55, Class G, 6.75%, 12/25/23	195
217	Series 1995-2, Class Z, 8.50%, 03/25/25	226
251	Series 1995-19, Class Z, 6.50%, 11/25/23	260
1,777	Series 1996-14, Class SE, IF, IO, 5.73%, 08/25/23	243
103	Series 1996-20, Class L, PO, 09/25/08	97
327	Series 1996-24, Class B, PO, 10/25/08	316
162	Series 1996-24, Class E, PO, 03/25/09	151
67	Series 1996-27, Class FC, FRN, 5.59%, 03/25/17	68
374	Series 1996-32, Class PH, 7.00%, 01/25/26	377
417	Series 1996-39, Class J, PO, 09/25/08	394
3	Series 1996-46, Class PE, PO, 09/25/06	3
153	Series 1996-59, Class J, 6.50%, 08/25/22	154
2,188	Series 1997-20, IO, FRN, 1.84%, 03/25/27	115
117	Series 1997-27, Class J, 7.50%, 04/18/27	121
182	Series 1997-29, Class J, 7.50%, 04/20/27	188
1,076	Series 1997-39, Class PD, 7.50%, 05/20/27	1,103
864	Series 1997-42, Class EN, 7.25%, 07/18/27	880
176	Series 1997-42, Class ZC, 6.50%, 07/18/27	178
149	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	10
2,626	Series 1997-61, Class ZC, 7.00%, 02/25/23	2,700
503	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	121
78	Series 1998-4, Class C, PO, 04/25/23	62
239	Series 1998-27, Class B, PO, 12/25/08	225
1,803	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,802
648	Series 1998-43, Class SA, IF, IO, 10.75%, 04/25/23	174
826	Series 1998-66, Class SB, IF, IO, 3.07%, 12/25/28	55
476	Series 1999-17, Class C, 6.35%, 04/25/29	482
1,240	Series 1999-18, Class Z, 5.50%, 04/18/29	1,157
1,171	Series 1999-38, Class SK, IF, IO, 2.97%, 08/25/23	75
278	Series 1999-52, Class NS, IF, 9.15%, 10/25/23	290
683	Series 1999-62, Class PB, 7.50%, 12/18/29	709
2,265	Series 2000-2, Class ZE, 7.50%, 02/25/30	2,355
960	Series 2000-20, Class SA, IF, IO, 4.28%, 07/25/30	80
178	Series 2000-52, IO, 8.50%, 01/25/31	47
1,080	Series 2001-4, Class PC, 7.00%, 03/25/21	1,113
1,113	Series 2001-5, Class OW, 6.00%, 03/25/16	1,120
873	Series 2001-7, Class PF, 7.00%, 03/25/31	895
1,894	Series 2001-7, Class PR, 6.00%, 03/25/16	1,937
2,221	Series 2001-10, Class PR, 6.00%, 04/25/16	2,266
324	Series 2001-28, Class VB, 6.00%, 02/25/20	324
1,545	Series 2001-30, Class PM, 7.00%, 07/25/31	1,591

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

922	Series 2001-31, Class VD, 6.00%, 05/25/31	922
3,073	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	722
1,903	Series 2001-36, Class DE, 7.00%, 08/25/31	1,954
3,862	Series 2001-44, Class MY, 7.00%, 09/25/31	4,039
707	Series 2001-44, Class PD, 7.00%, 09/25/31	725
866	Series 2001-44, Class PU, 7.00%, 09/25/31	887
3,101	Series 2001-48, Class Z, 6.50%, 09/25/21	3,156
893	Series 2001-49, Class DQ, 6.00%, 11/25/15	894
732	Series 2001-49, Class Z, 6.50%, 09/25/31	742
753	Series 2001-50, Class VB, 6.50%, 12/25/16	756
543	Series 2001-52, Class KB, 6.50%, 10/25/31	551
603	Series 2001-52, Class XM, 6.50%, 11/25/10	609
2,159	Series 2001-52, Class XN, 6.50%, 11/25/15	2,194
1,884	Series 2001-61, Class VB, 7.00%, 12/25/16	1,924
753	Series 2001-61, Class VQ, 6.50%, 08/25/15	758
2,965	Series 2001-61, Class Z, 7.00%, 11/25/31	3,038
427	Series 2001-71, Class JW, 6.00%, 08/25/21	427
1,077	Series 2001-71, Class MB, 6.00%, 12/25/16	1,084
2,541	Series 2001-71, Class QE, 6.00%, 12/25/16	2,557
524	Series 2001-72, Class SX, IF, 5.63%, 12/25/31	470
2,260	Series 2001-74, Class MB, 6.00%, 12/25/16	2,298
742	Series 2001-78, Class VB, 6.00%, 12/25/15	740
2,252	Series 2001-80, Class PE, 6.00%, 07/25/29	2,252
712	Series 2002-1, Class HC, 6.50%, 02/25/22	723
691	Series 2002-1, Class SA, IF, 8.67%, 02/25/32	693
437	Series 2002-1, Class UD, IF, 6.67%, 12/25/23	427
2,858	Series 2002-2, Class UC, 6.00%, 02/25/17	2,856
6,969	Series 2002-3, Class OG, 6.00%, 02/25/17	7,024
2,779	Series 2002-4, Class VC, 6.50%, 03/25/24	2,799
1,507	Series 2002-7, Class O, 6.00%, 03/25/17	1,519
194	Series 2002-7, Class QM, 6.00%, 02/25/20	193
3,909	Series 2002-7, Class TG, 6.00%, 03/25/17	3,944
726	Series 2002-8, Class SR, IF, 5.54%, 03/25/09	716
387	Series 2002-9, Class VE, 6.50%, 12/25/12	389
866	Series 2002-11, Class QG, 5.50%, 03/25/17	855
5,311	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	279
94	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	105
6,729	Series 2002-18, Class PC, 5.50%, 04/25/17	6,717
1,797	Series 2002-19, Class PE, 6.00%, 04/25/17	1,810
274	Series 2002-21, Class LO, PO, 04/25/32	203
2,386	Series 2002-21, Class PE, 6.50%, 04/25/32	2,418
1,130	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,136
5,273	Series 2002-28, Class PK, 6.50%, 05/25/32	5,351
170	Series 2002-36, Class HZ, 7.00%, 12/25/29	170
1,669	Series 2002-37, Class Z, 6.50%, 06/25/32	1,686
753	Series 2002-42, Class C, 6.00%, 07/25/17	759
3,767	Series 2002-48, Class GH, 6.50%, 08/25/32	3,764
678	Series 2002-55, Class QE, 5.50%, 09/25/17	666
11,300	Series 2002-56, Class UC, 5.50%, 09/25/17	11,210
2,765	Series 2002-59, Class VB, 6.50%, 04/25/32	2,775
2,147	Series 2002-61, Class PE, 5.50%, 05/25/16	2,140
1,042	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,018
551	Series 2002-73, Class S, IF, 3.55%, 11/25/09	523
3,014	Series 2002-74, Class LD, 5.00%, 01/25/16	2,958
4,229	Series 2002-74, Class PD, 5.00%, 11/25/15	4,153
3,187	Series 2002-74, Class VA, 6.00%, 11/25/31	3,184
4,708	Series 2002-74, Class VB, 6.00%, 11/25/31	4,733
2,081	Series 2002-77, Class S, IF, 5.17%, 12/25/32	1,863
3,481	Series 2002-83, Class CS, 6.88%, 08/25/23	3,567
544	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	98
753	Series 2002-93, Class PD, 3.50%, 02/25/29	719
3,107	Series 2002-94, Class BK, 5.50%, 01/25/18	3,065
1,830	Series 2003-8, Class SB, IF, IO, 2.57%, 03/25/16	67

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,656	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	51
2,524	Series 2003-22, Class UD, 4.00%, 04/25/33	1,968
640	Series 2003-27, Class DW, 4.50%, 04/25/17	602
1,758	Series 2003-34, Class AX, 6.00%, 05/25/33	1,715
1,516	Series 2003-34, Class ED, 6.00%, 05/25/33	1,472
1,066	Series 2003-39, IO, VAR, 6.00%, 05/25/33	273
1,319	Series 2003-39, Class LW, 5.50%, 05/25/23	1,245
1,884	Series 2003-41, Class PE, 5.50%, 05/25/23	1,859
735	Series 2003-42, Class GB, 4.00%, 05/25/33	600
753	Series 2003-47, Class PE, 5.75%, 06/25/33	713
3,291	Series 2003-52, Class PA, 6.50%, 06/25/35	3,379
1,313	Series 2003-52, Class SX, IF, 7.71%, 10/25/31	1,263
784	Series 2003-64, Class SX, IF, 1.19%, 07/25/33	461
1,055	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	137
499	Series 2003-67, Class VQ, 7.00%, 01/25/19	516
546	Series 2003-68, Class QP, 3.00%, 07/25/22	497
1,802	Series 2003-71, Class DS, IF, 0.77%, 08/25/33	1,034
5,189	Series 2003-73, Class GA, 3.50%, 05/25/31	4,769
505	Series 2003-74, Class SH, IF, 1.02%, 08/25/33	283
13,388	Series 2003-80, Class SY, IF, IO, 2.57%, 06/25/23	870
1,235	Series 2003-81, Class LC, 4.50%, 09/25/18	1,148
4,897	Series 2003-83, Class PG, 5.00%, 06/25/23	4,651
1,532	Series 2003-91, Class SD, IF, 4.03%, 09/25/33	1,259
650	Series 2003-92, Class SH, IF, 2.98%, 09/25/18	474
2,260	Series 2003-106, Class US, IF, 1.45%, 11/25/23	1,318
302	Series 2003-106, Class WS, IF, 3.05%, 02/25/23	220
1,284	Series 2003-113, Class PC, 4.00%, 03/25/15	1,232
9,244	Series 2003-116, Class SB, IF, IO, 2.52%, 11/25/33	449
5,137	Series 2003-117, Class JB, 3.50%, 06/25/33	4,397
1,507	Series 2003-122, Class TE, 5.00%, 12/25/22	1,407
1,130	Series 2003-128, Class KE, 4.50%, 01/25/14	1,091
856	Series 2003-128, Class NG, 4.00%, 01/25/19	757
1,587	Series 2003-130, Class SX, IF, 3.90%, 01/25/34	1,437
1,264	Series 2003-132, Class OA, PO, 08/25/33	938
6,484	Series 2004-4, Class QI, IF, IO, 2.02%, 06/25/33	341
613	Series 2004-4, Class QM, IF, 4.04%, 06/25/33	525
3,593	Series 2004-10, Class SC, IF, 8.27%, 02/25/34	3,645
1,988	Series 2004-14, Class SD, IF, 1.45%, 03/25/34	1,101
1,664	Series 2004-21, Class CO, PO, 04/25/34	834
676	Series 2004-22, Class A, 4.00%, 04/25/19	609
1,130	Series 2004-25, Class PC, 5.50%, 01/25/34	1,084
6,845	Series 2004-25, Class SA, IF, 5.55%, 04/25/34	6,443
7,658	Series 2004-27, Class HB, 4.00%, 05/25/19	6,645
753	Series 2004-36, Class PC, 5.50%, 02/25/34	722
4,908	Series 2004-36, Class SA, IF, 5.55%, 05/25/34	4,449
2,226	Series 2004-36, Class SN, IF, 4.04%, 07/25/33	1,900
4,281	Series 2004-37, Class AG, 4.50%, 11/25/32	3,874
2,315	Series 2004-51, Class SY, IF, 4.08%, 07/25/34	1,966
942	Series 2004-53, Class NC, 5.50%, 07/25/24	918
238	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	234
753	Series 2004-76, Class CL, 4.00%, 10/25/19	669
377	Series 2004-81, Class AC, 4.00%, 11/25/19	333
1,319	Series 2004-92, Class JO, PO, 12/25/34	1,062
1,722	Series 2005-28, Class JA, 5.00%, 04/25/35	1,551
1,113	Series 2005-47, Class AN, 5.00%, 12/25/16	1,095
1,284	Series 2005-68, Class BC, 5.25%, 06/25/35	1,199
4,709	Series 2005-68, Class PG, 5.50%, 08/25/35	4,596
1,927	Series 2005-68, Class UC, 5.00%, 06/25/35	1,765
25,687	Series 2005-84, Class XM, 5.75%, 10/25/35	25,445
3,425	Series 2005-109, Class PC, 6.00%, 12/25/35	3,387
21,406	Series 2005-110, Class GJ, 5.50%, 11/25/30	21,052
14,556	Series 2005-110, Class GK, 5.50%, 08/25/34	13,884
4,281	Series 2005-110, Class GL, 5.50%, 12/25/35	3,983

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,997	Series 2005-110, Class MN, 5.50%, 06/25/35	2,882
3,500	Series 2005-116, Class PB, 6.00%, 04/25/34	3,501
2,115	Series 2006-22, Class AO, PO, 04/25/36	1,444
3,099	Series 2006-39, Class WC, 5.50%, 01/25/36	2,954
16,000	Series 2006-44, Class P, PO, 12/25/33	11,335
6,000	Series 2006-44, Class GO, PO, 06/25/36	4,431
2	Series G-17, Class S, FRN, HB, 558.00%, 06/25/21	32
141	Series G-28, Class S, IF, 10.01%, 09/25/21	157
110	Series G-35, Class M, 8.75%, 10/25/21	118
47	Series G-51, Class SA, IF, 15.92%, 12/25/21	58
216	Series G92-15, Class Z, 7.00%, 01/25/22	220
-(h)	Series G92-27, Class SQ, HB, IF, 5,594.88%, 05/25/22	6
573	Series G92-35, Class E, 7.50%, 07/25/22	595
-(h)	Series G92-35, Class G, HB, 1,184.78%, 07/25/22	16
71	Series G92-42, Class Z, 7.00%, 07/25/22	73
3,065	Series G92-44, Class ZQ, 8.00%, 07/25/22	3,222
85	Series G92-52, Class FD, FRN, 5.11%, 09/25/22	85
766	Series G92-54, Class ZQ, 7.50%, 09/25/22	798
95	Series G92-59, Class F, FRN, 4.32%, 10/25/22	92
180	Series G92-61, Class Z, 7.00%, 10/25/22	185
146	Series G92-62, Class B, PO, 10/25/22	117
637	Series G93-1, Class KA, 7.90%, 01/25/23	669
189	Series G93-14, Class J, 6.50%, 03/25/23	190
426	Series G93-17, Class SI, IF, 6.00%, 04/25/23	407
439	Series G93-27, Class FD, FRN, 5.97%, 08/25/23	449
101	Series G93-37, Class H, PO, 09/25/23	80
135	Series G93-5, Class Z, 6.50%, 02/25/23	136
133	Series G95-1, Class C, 8.80%, 01/25/25	143
1	Series K, Class 2, HB, 256.00%, 11/01/08	4
	Federal National Mortgage Association Whole Loan
880	Series 2002-W5, Class A10, IF, IO, 3.02%, 11/25/30	49
1,009	Series 2002-W5, Class A7, 6.25%, 08/25/30	1,012
2,856	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,884
957	Series 2003-W1, Class 2A, 7.50%, 12/25/42	985
489	Series 2003-W4, Class 2A, 6.50%, 10/25/42	494
941	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	933
3,491	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	3,563
	Government National Mortgage Association
2,128	Series 1994-3, Class PQ, 7.49%, 07/16/24	2,205
1,274	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,323
4,520	Series 1994-7, Class PQ, 6.50%, 10/16/24	4,622
1,020	Series 1996-16, Class E, 7.50%, 08/16/26	1,051
1,640	Series 1997-8, Class PN, 7.50%, 05/16/27	1,698
399	Series 1997-11, Class D, 7.50%, 07/20/27	410
827	Series 1998-26, Class K, 7.50%, 09/17/25	859
4,596	Series 1999-4, Class ZB, 6.00%, 02/20/29	4,580
3,577	Series 1999-10, Class ZC, 6.50%, 04/20/29	3,636
721	Series 1999-15, Class E, 6.50%, 01/16/29	728
868	Series 1999-30, Class S, IF, IO 3.52%, 08/16/29	55
49	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	52
891	Series 1999-40, Class ZW, 7.50%, 11/20/29	928
1,316	Series 1999-41, Class Z, 8.00%, 11/16/29	1,373
411	Series 1999-44, Class PC, 7.50%, 12/20/29	428
3,503	Series 1999-44, Class ZC, 8.50%, 12/16/29	3,889
1,301	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,347
1,019	Series 2000-6, Class Z, 7.50%, 02/20/30	1,054
388	Series 2000-9, Class PB, 7.50%, 06/16/26	391
507	Series 2000-9, Class Z, 8.00%, 06/20/30	528
3,837	Series 2000-9, Class ZJ, 8.50%, 02/16/30	4,125
883	Series 2000-12, Class ST, IF, 14.39%, 02/16/30	970
1,123	Series 2000-14, Class PD, 7.00%, 02/16/30	1,151
330	Series 2000-16, Class ZN, 7.50%, 02/16/30	344
5,239	Series 2000-21, Class Z, 9.00%, 03/16/30	5,717

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

572	Series 2000-26, Class TZ, 8.50%, 09/20/30	621
372	Series 2000-26, Class Z, 7.75%, 09/20/30	378
70	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	80
1,110	Series 2000-31, Class Z, 9.00%, 10/20/30	1,184
289	Series 2000-34, Class SG, IF, IO, 3.45%, 10/20/30	16
599	Series 2000-35, Class ZA, 9.00%, 11/20/30	634
92	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	18
448	Series 2000-37, Class B, 8.00%, 12/20/30	466
240	Series 2000-38, Class AH, 7.15%, 12/20/30	244
544	Series 2001-4, Class SJ, IF, IO, 3.07%, 01/19/30	7
798	Series 2001-6, Class SD, IF, IO, 3.47%, 03/16/31	56
1,173	Series 2001-7, Class PK, 6.50%, 03/20/31	1,189
3,143	Series 2001-8, Class Z, 6.50%, 03/20/31	3,200
57	Series 2001-32, Class WA, IF, 7.42%, 07/20/31	56
834	Series 2001-35, Class SA, IF, IO 3.17%, 08/16/31	56
725	Series 2001-36, Class S, IF, IO, 2.97%, 08/16/31	41
769	Series 2001-60, Class VP, 6.50%, 07/20/17	774
1,884	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,917
799	Series 2002-3, Class SP, IF, IO, 2.31%, 01/16/32	29
1,392	Series 2002-7, Class PG, 6.50%, 01/20/32	1,415
3,340	Series 2002-24, Class AG, IF, IO, 2.87%, 04/16/32	204
307	Series 2002-24, Class SB, IF, 4.30%, 04/16/32	282
7,931	Series 2002-31, Class SE, IF, IO, 2.42%, 04/16/30	390
896	Series 2002-36, Class VB, 6.50%, 07/20/19	897
1,959	Series 2002-40, Class UK, 6.50%, 06/20/32	2,002
125	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	131
471	Series 2002-41, Class VB, 6.50%, 04/20/18	471
9,417	Series 2002-45, Class QE, 6.50%, 06/20/32	9,638
2,675	Series 2002-47, Class PG, 6.50%, 07/16/32	2,720
268	Series 2002-47, Class VB, 6.50%, 09/20/17	268
6,399	Series 2002-47, Class ZA, 6.50%, 07/20/32	6,518
193	Series 2002-51, Class SG, IF, 10.48%, 04/20/31	206
3,114	Series 2002-52, Class GH, 6.50%, 07/20/32	3,160
1,693	Series 2002-54, Class GB, 6.50%, 08/20/32	1,719
5,420	Series 2002-67, Class VA, 6.00%, 03/20/13	5,421
2,054	Series 2002-70, Class AV, 6.00%, 03/20/12	2,071
5,695	Series 2002-70, Class PS, IF, IO, 2.62%, 08/20/32	362
763	Series 2002-71, Class VJ, 6.00%, 12/20/14	765
949	Series 2002-75, Class PB, 6.00%, 11/20/32	922
986	Series 2002-79, Class KV, 6.00%, 11/20/13	989
974	Series 2002-80, Class EB, 7.00%, 01/20/32	1,004
741	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	23
1,905	Series 2002-88, Class VA, 6.00%, 12/20/17	1,909
2,477	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	458
1,136	Series 2003-4, Class NY, 5.50%, 12/20/13	1,129
3,990	Series 2003-11, Class SK, IF, IO, 2.62%, 02/16/33	217
1,896	Series 2003-12, Class SP, IF, IO, 2.62%, 02/20/33	106
411	Series 2003-24, PO, 03/16/33	318
1,319	Series 2003-40, Class TC, 7.50%, 03/20/33	1,416
1,319	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,342
753	Series 2003-46, Class MG, 6.50%, 05/20/33	774
1,394	Series 2003-46, Class TC, 6.50%, 03/20/33	1,410
1,252	Series 2003-52, Class AP, PO, 06/16/33	928
2,150	Series 2003-58, Class BE, 6.50%, 01/20/33	2,191
4,836	Series 2003-76, Class LS, IF, IO, 2.12%, 09/20/31	237
508	Series 2003-90, PO, 10/20/33	411
1,877	Series 2003-95, Class SC, IF, IO, 1.92%, 09/17/31	45
1,224	Series 2003-98, Class PC, 5.00%, 02/20/29	1,197
6,008	Series 2003-112, Class SA, IF, IO, 1.47%, 12/16/33	207
9,532	Series 2004-11, Class SW, IF, IO, 0.42%, 02/20/34	164
1,429	Series 2004-28, Class S, IF, 5.69%, 04/16/34	1,293
655	Series 2004-73, Class AE, IF, 4.37%, 08/17/34	586
	Vendee Mortgage Trust

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,163	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,155
435	Series 1994-1, Class 2J, 6.50%, 02/15/13	435
2,034	Series 1996-1, Class 1Z, 6.75%, 02/15/26	2,035
1,261	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,289
3,028	Series 1997-1, Class 2Z, 7.50%, 02/15/27	3,152
3,603	Series 1998-1, Class 2E, 7.00%, 09/15/27	3,678
2,534	Series 1999-1, Class 2Z, 6.50%, 01/15/29	2,547

		887,277

	Non-Agency CMO — 13.9%
7,278	American Home Loan Mortgage Investment Corp., Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	6,991
	Banc of America Funding Corp.
1,959	Series 2003-3, Class 1A33, 5.50%, 10/25/33	1,865
1,396	Series 2004-1, PO, 03/25/34	1,098
2,569	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,452
2,674	Series 2005-7, Class 30, PO, 11/25/35	1,726
7,130	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	6,931
	Banc of America Mortgage Securities
573	Series 2003-7, Class A2, 4.75%, 09/25/18	552
885	Series 2003-8, Class A, PO, 11/25/33	632
14,838	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	116
501	Series 2004-4, Class A, PO, 05/25/34	336
2,663	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,360
856	Series 2004-6, Class 2A5, PO, 07/25/34	338
1,968	Series 2004-6, Class A, PO, 07/25/34	1,223
427	Series 2004-8, Class 5, PO, 05/25/32	314
243	Series 2004-8, Class X, PO, 10/25/34	167
1,806	Series 2004-A, Class 2A2, 4.18%, 02/25/34	1,756
1,884	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	1,794
1,072	Series 2005-A, Class 2A1, 4.46%, 02/25/35	1,039
	Bank of America Alternative Loan Trust
598	Series 2003-2, PO, 04/25/33	464
847	Series 2003-11, PO, 01/25/34	614
680	Series 2004-6, Class 15, PO, 07/25/34	514
2,141	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	2,002
4,862	Bank of America Mortgage Securities, Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	4,734
	Bear Stearns Adjustable Rate Mortgage Trust
1,546	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,498
753	Series 2004-4, Class A4, VAR, 3.51%, 06/25/34	726
11,338	Series 2006-1, Class 1A1, 4.63%, 02/25/36	11,071
	Citicorp Mortgage Securities, Inc.
591	Series 1993-14, Class A3, FRN, 6.28%, 11/25/23	591
8,280	Series 2004-1, Class A1, 4.75%, 01/25/34	7,912
5,318	Series 2004-5, Class A5, 4.50%, 08/25/34	5,076
1,063	Series 2005-5, Class A, PO, 08/25/35	669
1,207	Series 2005-8, Class A, PO, 11/25/35	671
	Citigroup Mortgage Loan Trust, Inc.
887	Series 2003-1, Class 2, PO, 10/25/33	585
482	Series 2003-1, Class 2A6, PO, 10/25/33	211
744	Series 2003-1, Class 3, PO, 10/25/33	478
1,148	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,153
618	Series 2003-UST1, PO, 12/25/18	473
1,230	Series 2003-UST1, PO, 12/25/18	928
3,874	Series 2003-UST1, Class A1, 5.50%, 12/25/18	3,787
2,356	Series 2005-E, Class A1, 4.73%, 04/25/35	2,322
	Countrywide Alternative Loan Trust
2,260	Series 2002-8, Class A4, 6.50%, 07/25/32	2,237
825	Series 2002-17, Class A7, 2.50%, 01/25/33	791
8,516	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	7,774
35,045	Series 2005-22T1, Class A2, IF, IO, 0.01%, 06/25/35	216
4,826	Series 2005-26CB, Class A10, IF, 3.84%, 07/25/35	4,525

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,850	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	6,373
5,994	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	5,661
2,946	Series 2005-5R, Class A1, 5.25%, 12/25/18	2,900
1,760	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,628
29,443	Series 2005-J1, Class 1A4, IF, 0.02%, 02/25/35	85
	Countrywide Home Loan Mortgage Pass Through Trust
5,914	Series 2003-26, Class 1A6, 3.50%, 08/25/33	5,181
337	Series 2003-34, Class A11, 5.25%, 09/25/33	335
753	Series 2003-44 Class, A9, PO, 10/25/33	375
1,081	Series 2003-J2 A17, FRN, IO, 2.32%, 04/25/33	39
4,504	Series 2003-J7, Class 4A3, IF, 3.24%, 08/25/18	3,978
2,218	Series 2004-7 Class 2A1, FRN, 4.07%, 06/25/34	2,114
962	Series 2004-HYB1, Class 2A, VAR, 4.24%, 05/20/34	939
1,200	Series 2004-HYB3, Class 2A, VAR, 4.09%, 06/20/34	1,160
3,347	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	3,235
3,853	Series 2005-16, Class A23, 5.50%, 09/25/35	3,682
9,160	Series 2005-22, Class 2A1, FRN, 5.32%, 11/25/35	9,015
840	Credit Suisse First Boston Mortgage Securities Corp.
80	Series 1987, Class C, PO, 04/25/17	68
	Series 2004-5, Class 5P, PO, 08/25/19	634
1,356	Series 2005-4, Class 3A18, 5.50%, 06/25/35	1,182
1,509	Series 2005-4, Class 3A23, 5.50%, 06/25/35	1,230
	First Horizon Alternative Mortgage Securities
3,176	Series 2004-AA4, Class A1, 5.39%, 10/25/34	3,140
1,768	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,645
	First Horizon Asset Securities, Inc.
1,969	Series 2003-3, Class 1A4, 3.90%, 05/25/33	1,829
2,305	Series 2003-9, Class 1A6, 5.50%, 11/25/33	1,966
5,463	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	5,359
6,265	Series 2004-AR7, Class 2A1, FRN, 4.93%, 02/25/35	6,163
	GMAC Mortgage Corp. Loan Trust
5,062	Series 2005-AR3, Class 3A3, 4.87%, 06/19/35	4,990
5,565	Series 2005-AR3, Class 3A4, 4.87%, 06/19/35	5,425
	GSR Mortgage Loan Trust
1,884	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,878
3,241	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	3,194
624	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	615
396	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	355
1,701	Series 2005-4F, Class AP, PO, 05/25/35	1,179
	MASTR Adjustable Rate Mortgages Trust
4,948	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	4,804
10,275	Series 2004-13, Class 3A6, 3.79%, 11/21/34	9,763
	MASTR Alternative Loans Trust
3,340	Series 2003-9, Class 8A1, 6.00%, 01/25/34	3,276
7,666	Series 2004-4, Class 10A1, 5.00%, 05/25/24	7,321
2,064	Series 2004-6, Class 7A1, 6.00%, 07/25/34	2,024
1,075	Series 2004-7, Class 3, PO, 08/25/34	741
1,290	Series 2004-7, Class 30, PO, 07/25/34	983
6,511	Series 2004-8, Class 6A1, 5.50%, 09/25/19	6,413
1,551	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,459
	MASTR Asset Securitization Trust
1,196	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,178
927	Series 2003-12, Class 30, PO, 12/25/33	617
601	Series 2004-1 Class 30, PO, 02/25/34	403
606	Series 2004-6, Class 15, PO, 07/25/19	440
646	Series 2004-8, PO, 08/25/19	501
10,446	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	7,172
257	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	271
2,421	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.40%, 02/25/35	2,427
	Nomura Asset Acceptance Corp.

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,556	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,532
1,145	Series 2003-A1, Class A2, 6.00%, 05/25/33	1,140
259	Series 2003-A1, Class A5, 7.00%, 04/25/33	258
282	Series 2003-A1, Class A7, 5.00%, 04/25/18	280
1,655	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,647
	Paine Webber CMO Trust
13	Series H, Class 4, 8.75%, 04/01/18	14
67	Series P, Class 4, 8.50%, 08/01/19	70
	Residential Accredit Loans, Inc.
3,767	Series 2002-QS8, Class A5, 6.25%, 06/25/17	3,758
1,178	Series 2002-QS16, Class A3, IF, 6.00%, 10/25/17	1,125
3,934	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	3,634
2,330	Series 2003-QS3, Class A2, IF, 5.32%, 02/25/18	2,197
2,587	Series 2003-QS3, Class A8, IF, IO, 2.52%, 02/25/18	160
6,372	Series 2003-QS9, Class A3, IF, IO, 2.47%, 05/25/18	451
5,477	Series 2003-QS12, Class A2A, IF, IO, 2.52%, 06/25/18	315
1,667	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	301
10,880	Series 2003-QS14, Class A1, 5.00%, 07/25/18	10,452
3,309	Series 2003-QS18, Class A1, 5.00%, 09/25/18	3,180
1,130	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,087
3,424	Series 2005-QA7, Class A21, VAR, 4.84%, 07/25/35	3,355
2,600	Series 2006-QS4, Class A7, IF, 5.46%, 04/25/36	2,528
	Residential Asset Securitization Trust
1,081	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,050
375	Series 2003-A14, Class A1, 4.75%, 02/25/19	356
	Residential Funding Mortgage Securities I
5,702	Series 2003-S7, Class A17, 4.00%, 05/25/33	5,421
1,507	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,392
912	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	867
1,130	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,005
1,535	Series 2003-S14, Class A4, PO, 07/25/18	1,194
3,929	Series 2004-S6, Class 2A6, PO, 06/25/34	2,630
3,620	Series 2005-SA4, Class 1A1, VAR, 4.98%, 09/25/35	3,574
318	Residential Funding Securities Corp., Series 2003-RM2, Class AP3, PO, 05/25/33	240
44	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	44
	Salomon Brothers Mortgage Securities VII
24	Series 2000-UP1, Class A2, 8.00%, 08/25/27	25
593	Series 2003-UP2, Class 1, PO, 12/25/18	480
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.99%, 06/25/34	2,653
	Structured Asset Securities Corp.
193	Series 2002-IOH, Class 1A2, PO, 05/25/32	149
753	Series 2003-8, Class 1A2, 5.00%, 04/25/18	728
1,396	Series 2004-20, Class 1A3, 5.25%, 11/25/34	1,360
2,617	Wamu Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/35	2,573
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,178	Series 2002-MS, Class 12A, 6.50%, 05/25/32	1,175
31,265	Series 2005-2, Class 1A4, IF, IO, 0.03%, 04/25/35	87
6,709	Series 2005-2, Class 2A3, IF, IO, 0.08%, 04/25/35	15
4,281	Series 2005-4, Class CB7, 5.50%, 06/25/35	4,043
	Washington Mutual, Inc.
1,145	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,112
1,507	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,433
653	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	635
4,828	Series 2003-S10, Class A5, 5.00%, 10/25/18	4,633
531	Series 2003-S10, Class A6, PO, 10/25/18	342
1,507	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,392
900	Series 2003-S9, Class P, PO, 10/25/33	598
575	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	559
1,892	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,572

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,785	Series 2004-S3, Class 2A3, IF, 4.86%, 07/25/34	4,418
	Wells Fargo Mortgage Backed Securities Trust
1,215	Series 2003-11, Class 1A, PO, 10/25/18	930
2,260	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,146
1,884	Series 2003-13, Class A7, 4.50%, 11/25/18	1,707
901	Series 2003-17, Class 2A4, 5.50%, 01/25/34	875
942	Series 2003-8, Class A9, 4.50%, 08/25/18	869
5,280	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	4,945
2,098	Series 2004-7, Class 2A2, 5.00%, 07/25/19	2,018
6,964	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	6,805
2,706	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	2,619
6,213	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	6,018
2,911	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	2,764
1,008	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	978
2,136	Series 2005-AR16, Class 2A1, 4.95%, 10/25/35	2,109
1,675	Series 2005-16, Class A, PO, 12/25/35	1,030
2,504	Series 2006-2, Class A, PO, 03/25/36	1,622

		353,731

	Total Collateralized Mortgage Obligations (Cost $1,308,091)	1,241,008

	Commercial Mortgage Backed Securities — 0.7%
4,281	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	4,140
	Bear Stearns Commercial Mortgage Securities
179	Series 2000-WF1, Class A1, 7.64%, 02/15/32	183
1,177	Series 2004-T16, Class A2, 3.70%, 02/13/46	1,136
2,183	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	2,074
3,048	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	2,982
3,296	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,107
2,997	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.44%, 02/12/39	2,932
4,294	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	4,091

	Total Commercial Mortgage Backed Securities (Cost $18,500)	20,645

	Corporate Bonds — 9.9%
	Aerospace & Defense — 0.1%
1,049	Northrop Grumman Corp., 7.13%, 02/15/11	1,110
743	Systems 2001 AT LLC, 7.16%, 12/15/11 (e)	763

		1,873

	Airlines — 0.2%
399	American Airlines, Inc., Series 1999-1, 7.02%, 04/15/11	410
	Continental Airlines, Inc.
349	Series 1999-2, Class A1, 7.26%, 03/15/20	359
942	Series 1999-2, Class A2, 7.06%, 09/15/09	964
	Delta Air Lines, Inc.
442	7.38%, 11/18/11 (d)	444
1,472	7.57%, 05/18/12 (d)	1,476
	United AirLines, Inc.
559	Series 2001-1, 6.07%, 03/01/13	554
780	Series 2001-1, 6.20%, 09/01/08	781

		4,988

	Automobiles — 0.1%
	DaimlerChrysler NA Holding Corp.
980	4.75%, 01/15/08	966
2,157	7.20%, 09/01/09	2,236

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

385	General Motors Corp., 8.80%, 03/01/21	296

		3,498

	Capital Markets — 1.6%
4,250	Bear Stearns Cos., Inc., (The) 3.25%, 03/25/09	3,998
	Credit Suisse First Boston USA, Inc.
414	4.70%, 06/01/09	404
942	5.50%, 08/15/13	918
5,870	6.13%, 11/15/11	5,959
	Goldman Sachs Group, Inc.
1,254	3.88%, 01/15/09	1,204
1,031	4.75%, 07/15/13	963
1,600	5.15%, 01/15/14	1,520
1,032	5.25%, 10/15/13	992
1,441	6.60%, 01/15/12	1,495
377	6.65%, 05/15/09	388
4,342	6.88%, 01/15/11	4,538
192	7.35%, 10/01/09	202
	Lehman Brothers Holdings, Inc.
616	4.00%, 01/22/08	601
856	4.80%, 03/13/14	796
1,480	6.63%, 01/18/12	1,540
257	7.88%, 11/01/09	273
	Merrill Lynch & Co., Inc.
791	3.70%, 04/21/08	767
428	4.79%, 08/04/10	415
565	5.45%, 07/15/14	546
753	Series B, 3.13%, 07/15/08	718
1,980	Series C, 4.13%, 01/15/09	1,914
	Morgan Stanley
490	4.25%, 05/15/10	465
1,954	4.75%, 04/01/14	1,794
2,430	6.60%, 04/01/12	2,531
5,077	6.75%, 04/15/11	5,300
339	8.00%, 06/15/10	365
1,307	State Street Corp., 7.65%, 06/15/10	1,398

		42,004

	Chemicals — 0.1%
1,130	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,230
402	Dow Chemical Co. (The) 6.13%, 02/01/11	409

		1,639

	Commercial Banks — 1.2%
	Bank of America Corp.
1,808	3.88%, 01/15/08	1,764
428	5.25%, 12/01/15	406
998	7.40%, 01/15/11	1,068
5,023	7.80%, 02/15/10	5,377
2,949	First Bank NA, 6.50%, 02/01/08	3,000
2,072	Firstar Bank NA, 7.13%, 12/01/09	2,168
1,177	Huntington National Bank, 8.00%, 04/01/10	1,267
550	KEY Bank NA, 7.50%, 09/15/08	574
1,545	Keycorp, Series G, 4.70%, 05/21/09	1,508
565	Popular North America, Inc., 4.25%, 04/01/08	550

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,503	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,440
880	Suntrust Bank, 6.38%, 04/01/11	904
1,049	Textron Financial Corp., 5.13%, 02/03/11	1,024
942	US Bancorp, 7.50%, 06/01/26	1,068
836	Wachovia Bank NA, 7.80%, 08/18/10	898
	Wachovia Corp.
1,830	3.50%, 08/15/08	1,754
2,413	3.63%, 02/17/09	2,299
	Wells Fargo & Co.
1,972	3.13%, 04/01/09	1,849
565	4.20%, 01/15/10	540
1,964	Wells Fargo Bank NA, 7.55%, 06/21/10	2,106

		31,564

	Commercial Services & Supplies — 0.1%
1,256	PHH Corp., 7.13%, 03/01/13	1,266

	Computers & Peripherals — 0.1%
	International Business Machines Corp.
1,055	5.39%, 01/22/09	1,051
377	6.22%, 08/01/27	376

		1,427

	Consumer Finance — 1.3%
565	American Express Credit Corp., 3.00%, 05/16/08	539
	American General Finance Corp.
1,074	Series H, 4.50%, 11/15/07	1,059
753	Series H, 5.38%, 10/01/12	734
160	Capital One Bank, 5.75%, 09/15/10	160
	Ford Motor Credit Co.
968	5.80%, 01/12/09	885
4,900	7.38%, 10/28/09	4,513
257	7.38%, 02/01/11	231
2,611	7.88%, 06/15/10	2,409
	General Motors Acceptance Corp.
2,450	7.25%, 03/02/11	2,337
1,000	6.13%, 09/15/06	996
	HSBC Finance Corp.
942	4.75%, 05/15/09	921
1,000	4.75%, 07/15/13	930
6,788	5.88%, 02/01/09	6,844
188	6.38%, 11/27/12	193
1,259	6.40%, 06/17/08	1,280
1,695	7.88%, 03/01/07	1,724
2,135	6.50%, 11/15/08	2,180
377	7.20%, 07/15/06	378
207	7.35%, 11/27/32	228
	SLM Corp.
2,569	4.00%, 01/15/10	2,433
963	Series A, 5.38%, 01/15/13	940
527	Toyota Motor Credit Corp., 2.88%, 08/01/08	500

		32,414

	Diversified Financial Services — 1.3%
	Associates Corp. of North America
1,756	8.15%, 08/01/09	1,884
1,160	8.55%, 07/15/09	1,257

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

942	Series A, 7.95%, 02/15/10	1,011
514	CIT Group, Inc., 7.75%, 04/02/12	561
	Citigroup, Inc.
471	3.50%, 02/01/08	457
856	4.70%, 05/29/15	787
1,000	5.00%, 09/15/14	942
2,062	5.63%, 08/27/12	2,048
283	6.20%, 03/15/09	288
	General Electric Capital Corp.
1,964	6.75%, 03/15/32	2,102
377	Series A, 2.80%, 01/15/07	371
1,507	Series A, 3.50%, 05/01/08	1,454
2,011	Series A, 4.25%, 01/15/08	1,974
791	Series A, 4.63%, 09/15/09	771
4,934	Series A, 5.88%, 02/15/12	4,988
4,352	Series A, 6.00%, 06/15/12	4,422
3,126	Series A, 6.13%, 02/22/11	3,196
	HSBC Finance Corp.
428	5.00%, 06/30/15	396
314	6.75%, 05/15/11	327
	International Lease Finance Corp.
595	4.50%, 05/01/08	584
472	5.88%, 05/01/13	469
	John Hancock Global Funding II
1,017	7.90%, 07/02/10 (e)	1,108
942	3.50%, 01/30/09 (e)	896
1,507	USAA Capital Corp., Series B, 7.05%, 11/08/06 (e)	1,518
640	Washington Mutual Financial Corp., 6.88%, 05/15/11	671

		34,482

	Diversified Telecommunication Services — 1.0%
866	Bellsouth Capital Funding, 7.75%, 02/15/10	922
428	BellSouth Corp., 5.20%, 09/15/14	402
1,492	Bellsouth Telecommunications, 6.30%, 12/15/15	1,503
3,090	British Telecommunications plc (United Kingdom), 8.37%, 12/15/10	3,408
1,884	France Telecom S.A. (France), 7.75%, 03/01/11	2,035
753	GTE Corp., 7.51%, 04/01/09	785
2,214	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	2,354
	Sprint Capital Corp.
4,292	6.00%, 01/15/07	4,302
1,152	7.63%, 01/30/11	1,234
377	8.38%, 03/15/12	420
527	8.75%, 03/15/32	641
1,017	Telus Corp. (Canada), 8.00%, 06/01/11	1,111
642	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	627
3,107	Verizon Global Funding Corp., 7.25%, 12/01/10	3,270
554	Verizon Maryland, Inc., Series A, 6.13%, 03/01/12	548
829	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	899
802	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	722

		25,183

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Electric Utilities — 0.3%
272	Alabama Power Co., 4.70%, 12/01/10	262
264	Appalachian Power Co., 6.60%, 05/01/09	270
848	Carolina Power & Light Co., 5.13%, 09/15/13	811
205	Commonwealth Edison Co, 6.95%, 07/15/18	209
	Constellation Energy Group, Inc.
377	7.00%, 04/01/12	396
1,206	6.35%, 04/01/07	1,213
1,247	Dominion Resources Inc., Series B, 6.25%, 06/30/12	1,261
1,413	DTE Energy Co., Series A, 6.65%, 04/15/09	1,445
1,893	Exelon Generation Co., LLC, 6.95%, 06/15/11	1,980
239	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	230
231	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	231

		8,308

	Food & Staples Retailing — 0.0% (g)
1,130	Kroger Co. (The), 8.05%, 02/01/10	1,208

	Gas Utilities — 0.0% (g)
687	KeySpan Gas East Corp., 7.88%, 02/01/10	734

	Hotels, Restaurants & Leisure — 0.0% (g)
339	Harrah’s Operating Co., Inc., 8.00%, 02/01/11	364

	Independent Power Producers & Energy Traders — 0.1%
	Duke Energy Corp.
1,884	4.20%, 10/01/08	1,825
1,373	5.63%, 11/30/12	1,366

		3,191

	Industrial Conglomerates — 0.1%
433	Raychem Corp., 7.20%, 10/15/08	446
	Tyco International Group S.A. (Bermuda)
2,072	6.38%, 10/15/11	2,121
942	6.75%, 02/15/11	977

		3,544

	Insurance — 1.1%
1,469	American International Group., Inc., 4.25%, 05/15/13	1,338
	ASIF Global Financing
2,260	3.90%, 10/22/08 (e)	2,177
2,185	4.90%, 01/17/13 (e)	2,084
1,695	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,737
	MassMutual Global Funding II
1,545	3.25%, 06/15/07 (e)	1,509
1,658	3.50%, 03/15/10 (e)	1,545
1,093	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,060
608	MGIC Investment Corp., 6.00%, 03/15/07	609
2,260	Monumental Global Funding II, 4.38%, 07/30/09 (e)	2,181

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,093	Monumental Global Funding III, 5.20%, 01/30/07 (e)	1,092
452	Nationwide Financial Services, 6.25%, 11/15/11	460
	New York Life Global Funding
895	3.88%, 01/15/09 (e)	859
2,637	5.38%, 09/15/13 (e)	2,577
571	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	550
	Principal Life Global Funding I
942	2.80%, 06/26/08 (e)	893
226	5.13%, 06/28/07 (e)	225
4,049	6.25%, 02/15/12 (e)	4,143
	Protective Life Secured Trust
819	4.00%, 10/07/09	787
2,260	4.00%, 04/01/11	2,097
235	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	219

		28,142

	Media — 0.4%
599	Comcast Cable Communications, 7.13%, 06/15/13	630
1,434	Comcast Corp., 5.50%, 03/15/11	1,411
688	Cox Communications, Inc., 7.75%, 11/01/10	731
257	Knight-Ridder, Inc., 7.13%, 06/01/11	265
2,750	Tele-Communications-TCI Group, 9.80%, 02/01/12	3,198
171	Time Warner, Inc., 7.70%, 05/01/32	184
	Time Warner Cos., Inc.
829	7.48%, 01/15/08	851
616	8.18%, 08/15/07	634
1,177	9.15%, 02/01/23	1,397
866	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	1,019

		10,320

	Multi-Utilities — 0.0% (g)
897	PSEG Power LLC, 7.75%, 04/15/11	963

	Oil, Gas & Consumable Fuels — 0.1%
300	Conoco Funding Co. (Canada), 5.45%, 10/15/06	300
1,695	ConocoPhillips, 8.75%, 05/25/10	1,883

		2,183

	Paper & Forest Products — 0.1%
	International Paper Co.
1,281	4.00%, 04/01/10	1,202
600	4.25%, 01/15/09	577
	Union Camp Corp.,
687	6.50%, 11/15/07	694
	Weyerhaeuser Co.
33	6.13%, 03/15/07	33
471	6.75%, 03/15/12	484

		2,990

	Real Estate Management & Development — 0.1%
1,812	EOP Operationg LP, 6.75%, 02/15/12	1,876
264	ERP Operating LP, 4.75%, 06/15/09	258

		2,134

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.
813	6.13%, 03/15/09	824
959	7.13%, 12/15/10	1,014

		1,838

	Thrifts & Mortgage Finance — 0.3%
616	Bank United, Series A, 8.00%, 03/15/09	651
	Countrywide Home Loans, Inc.
942	Series E, 7.20%, 10/30/06	948
2,115	Series L, 4.00%, 03/22/11	1,959
1,130	VAR, 3.25%, 05/21/08	1,082
770	Washington Mutual Bank FA, 6.88%, 06/15/11	808
	Washington Mutual, Inc.
1,232	4.20%, 01/15/10	1,175
257	5.63%, 01/15/07	257
1,100	World Savings Bank FSB, 4.50%, 06/15/09	1,068

		7,948

	Wireless Telecommunication Services — 0.1%
	New Cingular Wireless Services, Inc.
307	7.50%, 05/01/07	312
1,612	7.88%, 03/01/11	1,748

		2,060

	Total Corporate Bonds (Cost $269,410)	256,265

	Foreign Government Securities — 0.5%
	Mexico Government International Bond (Mexico)
1,569	4.63%, 10/08/08	1,526
1,407	6.38%, 01/16/13	1,409
856	6.63%, 03/03/15	866
3,308	Series A, 7.50%, 04/08/33	3,465
	Province of Quebec (Canada)
4,332	5.75%, 02/15/09	4,366
377	SUB, 7.37%, 03/06/26	438

	Total Foreign Government Securities (Cost $12,679)	12,070

	Mortgage Pass-Through Securities — 6.7%
	Federal Home Loan Mortgage Corp. Gold Pool
15,851	4.00%, 05/01/14-09/01/35	14,610
787	4.50%, 08/01/18	746
11,597	5.50%, 06/01/17-07/01/35	11,225
2,782	6.00%, 04/01/18-01/01/34	2,770
10,165	6.50%, 08/01/16-11/01/34	10,311
3,210	7.00%, 01/01/17-08/01/32	3,293
902	7.50%, 09/01/10-11/01/15	924
120	8.50%, 11/01/15	127
	Federal Home Loan Mortgage Corp. Pool
-(h)	7.50%, 07/01/16	-(h	)
59	12.00%, 08/01/15-07/01/19	63
5,174	ARM, 4.13%, 04/01/34	5,023
3,118	ARM, 4.28%, 12/01/33	3,039
208	ARM, 5.70%, 07/01/19	211
182	ARM, 6.15%, 04/01/30	186
	Federal National Mortgage Association Pool
5,088	3.50%, 09/01/18-07/01/19	4,589
44,257	4.00%, 09/01/13-11/01/33	41,011

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

13,092	4.50%, 11/01/14-02/01/35	12,415
2,427	5.00%, 12/01/16-09/01/35	2,327
19,211	5.50%, 06/01/12-03/01/34	18,615
10,987	6.00%, 02/01/14-09/01/33	10,977
6,325	6.50%, 03/01/17-08/01/31	6,430
2,577	7.00%, 03/01/17-02/01/33	2,646
182	7.50%, 03/01/17	190
2,908	8.00%, 11/01/12-11/01/28	3,078
248	9.00%, 05/01/18-04/01/26	267
54	9.50%, 07/01/28	59
434	10.94%, 04/15/19	479
54	12.50%, 01/01/16	59
838	ARM, 3.85%, 07/01/33	809
1,484	ARM, 4.19%, 01/01/34	1,447
27	ARM, 4.40%, 01/01/19	27
2,062	ARM, 4.52%, 07/01/34	2,032
1,684	ARM, 4.73%, 05/01/35	1,663
320	ARM, 4.85%, 09/01/27	321
5,198	ARM, 4.86%, 01/01/35	5,132
843	ARM, 4.92%, 03/01/29-04/01/34	842
74	ARM, 5.62%, 03/01/19	74
	Government National Mortgage Association Pool
1,956	6.50%, 06/15/17-04/15/33	1,995
814	7.00%, 02/15/33-06/15/33	845
481	7.50%, 11/15/22-11/15/31	501
1,365	8.00%, 01/15/16-09/20/28	1,447
90	8.50%, 07/15/08-05/20/25	97
21	9.00%, 12/15/16-10/15/30	24

	Total Mortgage Pass-Through Securities (Cost $178,328)	172,926

	Municipal Bonds — 0.1%
2,055	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33
	(Cost $2,074)	1,842

	Supranational — 0.0% (g)
377	Corp. Andina de Fomento, 5.20%, 05/21/13
	(Cost $386)	360

	U.S. Government Agency Securities — 1.4%
	Federal Home Loan Bank System
855	4.25%, 04/16/07	847
13,791	4.72%, 09/20/12	13,233
	Federal Home Loan Mortgage Corp.
3,123	4.13%, 07/12/10	2,982
848	5.75%, 01/15/12	862
753	6.63%, 09/15/09	782
1,043	6.88%, 09/15/10	1,102
	Federal National Mortgage Association
1,507	5.50%, 03/15/11	1,513
856	6.00%, 05/15/08	867
1,367	6.13%, 03/15/12	1,415
3,409	6.25%, 02/01/11	3,505
791	6.38%, 06/15/09	814
2,826	6.63%, 09/15/09	2,935
885	7.13%, 06/15/10	941
3,998	7.25%, 01/15/10	4,245

	Total U.S. Government Agency Securities (Cost $37,547)	36,043

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Treasury Obligations — 20.6%
	U.S. Treasury Bonds
856	6.25%, 08/15/23	940
2,785	7.50%, 11/15/16	3,297
1,130	7.63%, 02/15/25	1,430
4,181	7.88%, 02/15/21	5,252
514	8.13%, 05/15/21	660
3,275	8.75%, 05/15/17	4,231
3,220	8.75%, 08/15/20	4,308
226	8.88%, 02/15/19	300
490	9.25%, 02/15/16	641
2,069	9.88%, 11/15/15	2,793
30,303	10.38%, 11/15/12 (m)	32,539
9,901	11.75%, 11/15/14 (m)	11,982
42,623	12.00%, 08/15/13 (m)	48,767
8,438	12.50%, 08/15/14 (m)	10,285
377	13.25%, 05/15/14 (m)	461
	U.S. Treasury Inflation Indexed Bonds
8,399	3.63%, 04/15/28 (m)	10,065
	U.S. Treasury Inflation Indexed Notes
2,295	3.88%, 01/15/09	2,398
14,661	4.25%, 01/15/10	15,707
	U.S. Treasury Notes
3,425	3.00%, 11/15/07	3,327
377	3.13%, 09/15/08	362
2,312	3.38%, 02/15/08	2,250
428	3.38%, 10/15/09	406
725	3.50%, 11/15/06	720
856	3.50%, 05/31/07	843
1,969	3.50%, 12/15/09	1,873
428	3.63%, 01/15/10	408
29,968	4.00%, 04/15/10	28,899
1,421	5.63%, 05/15/08	1,436
6,167	5.75%, 08/15/10	6,341
9,079	6.00%, 08/15/09	9,336
2,072	6.13%, 08/15/07	2,097
1,884	6.50%, 10/15/06	1,893
29,873	6.50%, 02/15/10 (m)	31,342
	U.S. Treasury Coupon STRIPS
2,072	05/15/07	1,976
7,082	05/15/08	6,426
1,456	05/15/09	1,257
6,594	11/15/09	5,551
10,251	02/15/10	8,537
16,047	02/15/11	12,720
9,294	08/15/11	7,183
27,004	05/15/12	20,158
7,486	11/15/12	5,412
27,604	02/15/13	19,706
2,569	05/15/13	1,810
7,217	08/15/13	5,028
31,678	02/15/14 (m)	21,393
12,185	05/15/14 (m)	8,118
32,405	08/15/14 (m)	21,299
16,633	11/15/14 (m)	10,785
12,780	02/15/15 (m)	8,181
3,626	05/15/15	2,290
13,603	08/15/15	8,480
30,132	11/15/15	18,492
50,896	02/15/16	30,837
12,290	05/15/16	7,329
1,771	08/15/16	1,042

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,137	11/15/16	5,873
9,304	02/15/17	5,320
15,756	05/15/17	8,874
5,994	11/15/17	3,281
31,715	05/15/18	16,871
13,702	02/15/19	6,963
678	02/15/22	292
5,292	02/15/23	2,155

	Total U.S. Treasury Obligations (Cost $568,413)	531,228

Shares

	Short-Term Investment — 10.1%
	Investment Company — 10.1%
259,435	JPMorgan Liquid Assets Money Market Fund (b) (Cost $259,435)	259,435

Principal Amount ($)

	Investments of Cash Collateral on Securities Loaned — 9.5%
	Certificates of Deposit — 1.9%
10,000	Barclays Capital, New York, 4.99%, 06/29/06	10,000
9,750	Deutsche Bank, New York, FRN, 5.16%, 01/22/08	9,750
1,000	Manufacturers and Traders, FRN, 5.06%, 09/26/06	1,000
9,000	Natexis Banques Populaires, New York, FRN, 5.12%, 01/28/08	9,000
8,999	Nordea Bank, New York, FRN, 5.07%, 01/03/07	8,999
9,694	Societe Generale, New York, FRN, 5.07%, 06/20/07	9,694

		48,443

	Corporate Notes — 4.5%
8,000	Allstate Life Global II, FRN, 5.03%, 07/02/07	8,000
	American Express Credit Corp.,
9,000	FRN, 5.08%, 06/12/07	9,000
2,500	FRN, 5.09%, 01/15/08	2,500
5,000	Bank of America, FRN, 5.06%, 11/07/06	5,000
	Beta Finance, Inc.,
1,750	FRN, 5.12%, 01/15/08	1,750
9,503	FRN, 5.13%, 03/15/07	9,503
12,650	CDC Financial Products, Inc., FRN, 5.16%, 06/30/06	12,650
13,100	Citigroup Global Markets, Inc., FRN, 5.13%, 06/07/06	13,100
9,500	Dorada Finance, Inc., FRN, 5.12%, 01/14/08	9,500
10,995	K2 (USA) LLC, FRN, 5.14%, 02/15/08	10,995
10,000	Macquarie Bank Ltd., FRN, 5.09%, 04/20/07	10,000
	Sigma Finance, Inc.,
1,000	FRN, 5.12%, 10/24/07	1,000
11,994	FRN, 5.14%, 02/27/08	11,994
12,000	Unicredito Italiano Bank plc, FRN, 5.09%, 07/02/07	12,000

		116,992

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Funding Agreement — 0.3%
8,500	Beneficial Life Insurance Co., FRN, 5.21%, 06/26/06	8,500

	Repurchase Agreements — 2.8%
36,168	Bank of America Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $36,173, collateralized by U.S. Government Agency Mortgages	36,168
15,000	Lehman Brothers, Inc., 5.07%, dated 05/31/06, due 06/01/06, repurchase price $15,002, collateralized by U.S. Government Agency Mortgages	15,000
20,000	UBS Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $20,003, collateralized by U.S. Government Agency Mortgages	20,000

		71,168

	Total Investments of Cash Collateral on Securities Loaned (Cost $245,103)	245,103

	Total Investments — 109.0%
	(Cost $2,931,445)	2,807,726
	Liabilities in Excess of Other Assets — (9.0)%	(231,398)

	Net Assets — 100.0%	$2,576,328

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage.

CMO	Collateralized Mortgage Obligation.

FRN	Floating Rate Note. The rate shown is the rate in eddect as of May 31, 2006.
GO	General Obligation
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed investment will not be securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.

VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,886
Aggregate gross unrealized depreciation	(125,605)

Net unrealized appreciation/depreciation	$(123,719)

Federal income tax cost of investments	$2,931,445

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.2%
	Common Stocks — 99.0%
	Aerospace & Defense — 2.4%
28	Boeing Co.	2,308
14	General Dynamics Corp.	884
4	Goodrich Corp.	182
29	Honeywell International, Inc.	1,185
4	L-3 Communications Holdings, Inc.	305
12	Lockheed Martin Corp.	898
12	Northrop Grumman Corp.	786
15	Raytheon Co.	707
6	Rockwell Collins, Inc.	325
35	United Technologies Corp.	2,198

		9,778

	Air Freight & Logistics — 1.1%
11	FedEx Corp.	1,149
2	Ryder System, Inc.	114
38	United Parcel Service, Inc., Class B	3,047

		4,310

	Airlines — 0.1%
25	Southwest Airlines Co.	394

	Auto Components — 0.2%
2	Cooper Tire & Rubber Co.	24
6	Goodyear Tire & Rubber Co. (The) (a)	78
7	Johnson Controls, Inc.	572

		674

	Automobiles — 0.4%
65	Ford Motor Co.	462
20	General Motors Corp.	527
9	Harley-Davidson, Inc.	471

		1,460

	Beverages — 2.2%
27	Anheuser-Busch Cos., Inc.	1,227
3	Brown-Forman Corp., Class B	219
71	Coca-Cola Co. (The)	3,141
10	Coca-Cola Enterprises, Inc.	206
7	Constellation Brands, Inc., Class A (a)	168
2	Molson Coors Brewing Co., Class B	129
5	Pepsi Bottling Group, Inc.	147
57	PepsiCo, Inc.	3,468

		8,705

	Biotechnology — 1.3%
40	Amgen, Inc. (a)	2,736
6	Applera Corp. - Applied Biosystems Group	188
12	Biogen Idec, Inc. (a)	555
9	Genzyme Corp. (a)	535
16	Gilead Sciences, Inc. (a)	917
9	MedImmune, Inc. (a)	281

		5,212

	Building Products — 0.2%
6	American Standard Cos., Inc.	263
14	Masco Corp.	447

		710

	Capital Markets — 3.3%
27	Bank of New York Co., Inc. (The)	887

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

4	Bear Stearns Cos., Inc. (The)	551
36	Charles Schwab Corp. (The)	595
14	E*Trade Financial Corp. (a)	351
3	Federated Investors, Inc., Class B	94
5	Franklin Resources, Inc.	475
15	Goldman Sachs Group, Inc.	2,281
7	Janus Capital Group, Inc.	134
4	Legg Mason, Inc.	412
19	Lehman Brothers Holdings, Inc.	1,247
14	Mellon Financial Corp.	520
32	Merrill Lynch & Co., Inc.	2,303
37	Morgan Stanley	2,217
6	Northern Trust Corp.	358
12	State Street Corp.	716
5	T. Rowe Price Group, Inc.	361

		13,502

	Chemicals — 1.5%
8	Air Products & Chemicals, Inc.	499
2	Ashland, Inc.	155
33	Dow Chemical Co. (The)	1,335
3	Eastman Chemical Co.	158
6	Ecolab, Inc.	245
32	El Du Pont de Nemours & Co.	1,355
4	Engelhard Corp.	166
4	Hercules, Inc. (a)	60
3	International Flavors & Fragrances, Inc.	98
9	Monsanto Co.	784
6	PPG Industries, Inc.	369
11	Praxair, Inc.	589
5	Rohm & Haas Co.	251
2	Sigma-Aldrich Corp.	161

		6,225

	Commercial Banks — 6.1%
12	AmSouth Bancorp	321
161	Bank of America Corp.	7,784
19	BB&T Corp.	771
6	Comerica, Inc.	309
4	Compass Bancshares, Inc.	239
19	Fifth Third Bancorp	731
4	First Horizon National Corp.	174
9	Huntington Bancshares, Inc.	203
14	Keycorp	502
3	M&T Bank Corp.	317
7	Marshall & Ilsley Corp.	329
19	National City Corp.	700
16	North Fork Bancorp, Inc.	485
10	PNC Financial Services Group, Inc.	696
16	Regions Financial Corp.	535
13	SunTrust Banks, Inc.	971
11	Synovus Financial Corp.	285
62	U.S. Bancorp	1,926
56	Wachovia Corp.	3,006
58	Wells Fargo & Co.	3,851
4	Zions Bancorporation	292

		24,427

	Commercial Services & Supplies — 0.9%
8	Allied Waste Industries, Inc. (a)	90
5	Apollo Group, Inc., Class A (a)	255
4	Avery Dennison Corp.	226
35	Cendant Corp.	565
5	Cintas Corp.	202
4	Equifax, Inc.	162
11	H&R Block, Inc.	258

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

4	Monster Worldwide, Inc. (a)	213
8	Pitney Bowes, Inc.	321
8	R.R. Donnelley & Sons Co.	241
6	Robert Half International, Inc.	243
19	Waste Management, Inc.	700

		3,476

	Communications Equipment — 2.8%
4	ADC Telecommunications, Inc. (a) (m)	72
6	Andrew Corp. (a)	56
14	Avaya, Inc. (a)	171
20	Ciena Corp.(a)	84
213	Cisco Systems, Inc. (a)	4,191
7	Comverse Technology, Inc. (a)	157
54	Corning, Inc. (a)	1,298
58	JDS Uniphase Corp. (a)	176
155	Lucent Technologies, Inc. (a)	395
87	Motorola, Inc.	1,825
57	QUALCOMM, Inc.	2,593
16	Tellabs, Inc. (a)	223

		11,241

	Computers & Peripherals — 3.5%
29	Apple Computer, Inc.	1,762
81	Dell, Inc. (a)	2,068
82	EMC Corp. (a)	1,054
9	Gateway, Inc. (a)	16
98	Hewlett-Packard Co.	3,172
54	International Business Machines Corp.	4,338
4	Lexmark International, Inc., Class A (a)	215
6	NCR Corp. (a)	247
13	Network Appliance, Inc. (a)	415
6	QLogic Corp. (a)	100
7	SanDisk Corp. (a)	381
120	Sun Microsystems, Inc. (a)	558

		14,326

	Construction & Engineering — 0.1%
3	Fluor Corp.	263

	Construction Materials — 0.1%
3	Vulcan Materials Co.	273

	Consumer Finance — 1.0%
43	American Express Co.	2,329
10	Capital One Financial Corp.	862
14	SLM Corp.	776

		3,967

	Containers & Packaging — 0.2%
4	Ball Corp.	135
4	Bemis Co.	110
5	Pactiv Corp. (a)	122
3	Sealed Air Corp. (a)	145
4	Temple-Inland, Inc.	166

		678

	Distributors — 0.1%
6	Genuine Parts Co.	258

	Diversified Financial Services — 3.8%
9	Ameriprise Financial, Inc.	397
7	CIT Group, Inc.	355
173	Citigroup, Inc.	8,521
122	JPMorgan Chase & Co. (q)	5,192
8	Moody’s Corp.	441
10	Principal Financial Group	528

		15,434

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Diversified Telecommunication Services — 2.6%
13	Alltel Corp.	830
134	AT&T, Inc.	3,501
62	BellSouth Corp.	2,103
4	CenturyTel, Inc.	142
11	Citizens Communications Co.	144
5	Embarq Corp. (a)	214
54	Qwest Communications International, Inc. (a)	376
101	Verizon Communications, Inc.	3,163

		10,473

	Electric Utilities — 2.1%
6	Allegheny Energy, Inc. (a)	205
7	Ameren Corp.	351
14	American Electric Power Co., Inc.	467
11	Centerpoint Energy, Inc.	129
8	CMS Energy Corp. (a)	98
6	DTE Energy Co.	249
11	Edison International	443
7	Entergy Corp.	505
23	Exelon Corp.	1,307
11	FirstEnergy Corp.	599
14	FPL Group, Inc.	556
12	PG&E Corp.	474
3	Pinnacle West Capital Corp.	135
13	PPL Corp.	392
9	Progress Energy, Inc.	367
26	Southern Co. (The)	821
7	TECO Energy, Inc.	108
16	TXU Corp.	919
14	Xcel Energy, Inc.	262

		8,387

	Electrical Equipment — 0.5%
6	American Power Conversion Corp.	117
3	Cooper Industries Ltd., Class A (Bermuda)	282
14	Emerson Electric Co.	1,174
6	Rockwell Automation, Inc.	419

		1,992

	Electronic Equipment & Instruments — 0.3%
15	Agilent Technologies, Inc. (a)	518
6	Jabil Circuit, Inc.	210
5	Molex, Inc.	176
18	Sanmina-SCI Corp. (a)	87
32	Solectron Corp. (a)	113
8	Symbol Technologies, Inc.	104
3	Tektronix, Inc.	88

		1,296

	Energy Equipment & Services — 2.0%
12	Baker Hughes, Inc.	1,023
11	BJ Services Co.	411
18	Halliburton Co.	1,333
11	Nabors Industries Ltd. (Bermuda) (a)	393
3	National Oilwell Varco, Inc. (a)	398
5	Noble Corp.	330
4	Rowan Cos., Inc.	150
41	Schlumberger Ltd. (Neth. Antilles)	2,683
11	Transocean, Inc. (a)	919
12	Weatherford International Ltd. (a)	628

		8,268

	Food & Staples Retailing — 2.4%
13	Albertson’s, Inc.	327
16	Costco Wholesale Corp.	867
28	CVS Corp.	790

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

25	Kroger Co. (The) (a)	505
16	Safeway, Inc.	367
5	Supervalu, Inc.	137
21	Sysco Corp.	656
86	Wal-Mart Stores, Inc.	4,190
35	Walgreen Co.	1,422
5	Whole Foods Market, Inc.	313

		9,574

	Food Products — 1.2%
23	Archer-Daniels-Midland Co.	941
6	Campbell Soup Co.	225
18	ConAgra Foods, Inc.	406
5	Dean Foods Co. (a)	169
12	General Mills, Inc.	639
6	Hershey Co. (The)	353
12	H.J. Heinz Co.	491
9	Kellogg Co.	411
5	McCormick & Co., Inc.	158
26	Sara Lee Corp.	447
9	Tyson Foods, Inc., Class A	140
8	Wm. Wrigley Jr. Co.	351

		4,731

	Gas Utilities — 0.1%
6	KeySpan Corp.	241
2	Nicor, Inc.	62
1	Peoples Energy Corp.	49

		352

	Health Care Equipment & Supplies — 1.9%
2	Bausch & Lomb, Inc.	91
22	Baxter International, Inc.	847
9	Becton, Dickinson & Co.	518
9	Biomet, Inc.	302
42	Boston Scientific Corp. (a)	869
4	C.R. Bard, Inc.	268
4	Fisher Scientific International, Inc. (a)	317
6	Hospira, Inc. (a)	249
42	Medtronic, Inc.	2,110
2	Millipore Corp. (a)	125
5	Patterson Cos., Inc. (a)	164
5	PerkinElmer, Inc.	94
13	St. Jude Medical, Inc. (a)	433
10	Stryker Corp.	444
6	Thermo Electron Corp. (a)	206
4	Waters Corp. (a)	151
9	Zimmer Holdings, Inc. (a)	519

		7,707

	Health Care Providers & Services — 2.7%
20	Aetna, Inc.	756
7	AmerisourceBergen Corp.	315
15	Cardinal Health, Inc.	978
16	Caremark Rx, Inc. (a)	745
4	Cigna Corp.	390
6	Coventry Health Care, Inc. (a)	291
5	Express Scripts, Inc. (a)	371
14	HCA, Inc.	628
8	Health Management Associates, Inc., Class A	174
6	Humana, Inc. (a)	286
7	IMS Health, Inc.	187
4	Laboratory Corp. of America Holdings (a)	258
3	Manor Care, Inc.	127
11	McKesson Corp.	525
11	Medco Health Solutions, Inc. (a)	569
6	Quest Diagnostics, Inc.	314

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

16	Tenet Healthcare Corp. (a)	129
47	UnitedHealth Group, Inc.	2,065
23	WellPoint, Inc. (a)	1,635

		10,743

	Hotels, Restaurants & Leisure — 1.5%
15	Carnival Corp.	600
5	Darden Restaurants, Inc.	161
6	Harrah’s Entertainment, Inc.	484
11	Hilton Hotels Corp.	313
12	International Game Technology	434
6	Marriott International, Inc., Class A	406
44	McDonald’s Corp.	1,443
26	Starbucks Corp. (a)	943
8	Starwood Hotels & Resorts Worldwide, Inc.	457
4	Wendy’s International, Inc.	239
10	Yum! Brands, Inc.	482

		5,962

	Household Durables — 0.7%
3	Black & Decker Corp.	233
4	Centex Corp.	204
9	D.R. Horton, Inc.	248
5	Fortune Brands, Inc.	374
2	Harman International Industries, Inc.	193
3	KB Home	137
6	Leggett & Platt, Inc.	161
5	Lennar Corp., Class A	227
10	Newell Rubbermaid, Inc.	251
7	Pulte Homes, Inc.	240
2	Snap-On, Inc.	84
3	Stanley Works (The)	122
3	Whirlpool Corp.	241

		2,715

	Household Products — 2.1%
5	Clorox Co.	328
18	Colgate-Palmolive Co.	1,077
16	Kimberly-Clark Corp.	969
114	Procter & Gamble Co.	6,179

		8,553

	Independent Power Producers & Energy Traders — 0.4%
23	AES Corp. (The) (a)	418
43	Duke Energy Corp.	1,213
10	Dynegy, Inc., Class A (a)	55

		1,686

	Industrial Conglomerates — 4.2%
26	3M Co.	2,188
361	General Electric Co.	12,366
5	Textron, Inc.	415
70	Tyco International Ltd. (Bermuda)	1,892

		16,861

	Insurance — 4.6%
11	ACE Ltd. (Cayman Islands)	578
17	Aflac, Inc. (m)	808
22	Allstate Corp. (The)	1,229
3	AMBAC Financial Group, Inc.	235
90	American International Group, Inc.	5,464
11	AON Corp.	397
14	Chubb Corp.	699
6	Cincinnati Financial Corp.	276
13	Genworth Financial, Inc., Class A	436
10	Hartford Financial Services Group, Inc.	920
10	Lincoln National Corp.	574
14	Loews Corp.	479
19	Marsh & McLennan Cos., Inc.	530

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

5	MBIA, Inc.	264
26	Metlife, Inc.	1,351
3	MGIC Investment Corp.	200
27	Progressive Corp. (The)	744
17	Prudential Financial, Inc.	1,305
4	Safeco Corp.	236
24	St. Paul Travelers Cos., Inc. (The)	1,060
4	Torchmark Corp.	211
10	UnumProvident Corp.	186
6	XL Capital Ltd., Class A (Cayman Islands)	382

		18,564

	Internet & Catalog Retail — 0.4%
11	Amazon.com, Inc. (a)	370
40	eBay, Inc. (a)	1,310

		1,680

	Internet Software & Services — 1.0%
7	Google, Inc. (a)	2,615
8	VeriSign, Inc. (a)	191
44	Yahoo!, Inc. (a)	1,380

		4,186

	IT Services — 1.0%
4	Affiliated Computer Services, Inc., Class A (a)	203
20	Automatic Data Processing, Inc.	913
6	Computer Sciences Corp. (a)	362
5	Convergys Corp. (a)	90
18	Electronic Data Systems Corp.	437
27	First Data Corp.	1,224
6	Fiserv, Inc. (a)	275
12	Paychex, Inc.	425
5	Sabre Holdings Corp., Class A	97
12	Unisys Corp. (a)	78

		4,104

	Leisure Equipment & Products — 0.2%
3	Brunswick Corp.	119
10	Eastman Kodak Co.	240
6	Hasbro, Inc.	114
13	Mattel, Inc.	226

		699

	Machinery — 1.6%
23	Caterpillar, Inc.	1,696
2	Cummins, Inc.	178
8	Danaher Corp.	526
8	Deere & Co.	704
7	Dover Corp.	343
5	Eaton Corp.	378
14	Illinois Tool Works, Inc.	703
11	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	495
6	ITT Industries, Inc.	333
2	Navistar International Corp. (a)	57
6	PACCAR, Inc.	450
4	Pall Corp.	130
4	Parker-Hannifin Corp.	322

		6,315

	Media — 3.4%
27	CBS Corp., Class B	693
18	Clear Channel Communications, Inc.	552
74	Comcast Corp., Class A (a)	2,380
2	Dow Jones & Co., Inc.	70
3	E.W. Scripps Co., Class A	136
8	Gannett Co., Inc.	446
15	Interpublic Group of Cos., Inc. (a)	142
2	Knight Ridder, Inc.	145
13	McGraw-Hill Cos., Inc. (The)	656

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1	Meredith Corp.	72
5	New York Times Co., Class A	121
83	News Corp., Class A	1,585
6	Omnicom Group, Inc.	590
156	Time Warner, Inc.	2,685
9	Tribune Co.	270
8	Univision Communications, Inc., Class A (a)	278
27	Viacom., Inc. Class B (a)	1,010
67	Walt Disney Co.	2,033

		13,864

	Metals & Mining — 0.9%
30	Alcoa, Inc.	957
3	Allegheny Technologies, Inc.	189
6	Freeport-McMoRan Copper & Gold, Inc., Class B	357
15	Newmont Mining Corp.	806
5	Nucor Corp.	565
7	Phelps Dodge Corp.	604
4	United States Steel Corp.	250

		3,728

	Multi-Utilities — 0.7%
8	Consolidated Edison, Inc.	374
7	Constellation Energy Group, Inc.	319
12	Dominion Resources, Inc.	872
9	NiSource, Inc.	205
9	Public Service Enterprise Group, Inc.	552
9	Sempra Energy	402

		2,724

	Multiline Retail — 1.1%
4	Big Lots, Inc. (a)	64
2	Dillards, Inc., Class A	58
11	Dollar General Corp.	179
5	Family Dollar Stores, Inc.	134
9	Federated Department Stores, Inc.	685
8	J.C. Penney Co., Inc.	488
12	Kohl’s Corp. (a)	641
8	Nordstrom, Inc.	278
3	Sears Holdings Corp. (a)	523
30	Target Corp.	1,488

		4,538

	Office Electronics — 0.1%
32	Xerox Corp. (a)	443

	Oil, Gas & Consumable Fuels — 7.8%
3	Amerada Hess Corp.	414
16	Anadarko Petroleum Corp.	793
11	Apache Corp.	741
13	Chesapeake Energy Corp.	396
77	Chevron Corp.	4,610
87	ConocoPhillips	3,620
15	Devon Energy Corp.	878
23	El Paso Corp.	355
8	EOG Resources, Inc.	551
211	Exxon Mobil Corp.	12,879
4	Kerr-McGee Corp.	428
4	Kinder Morgan, Inc.	365
13	Marathon Oil Corp.	953
6	Murphy Oil Corp.	301
15	Occidental Petroleum Corp.	1,476
5	Sunoco, Inc.	317
22	Valero Energy Corp.	1,321
21	Williams Cos., Inc.	465
13	XTO Energy, Inc.	518

		31,381

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Paper & Forest Products — 0.3%
17	International Paper Co.	579
4	Louisiana-Pacific Corp.	89
6	MeadWestvaco Corp.	172
8	Weyerhaeuser Co.	538

		1,378

	Personal Products — 0.2%
3	Alberto-Culver Co.	121
16	Avon Products, Inc.	495
4	Estee Lauder Cos., Inc. (The), Class A	170

		786

	Pharmaceuticals — 6.3%
53	Abbott Laboratories	2,275
5	Allergan, Inc.	497
4	Barr Pharmaceuticals, Inc. (a)	192
68	Bristol-Myers Squibb Co.	1,665
39	Eli Lilly & Co.	2,021
11	Forest Laboratories, Inc. (a)	423
103	Johnson & Johnson	6,205
8	King Pharmaceuticals, Inc. (a)	149
76	Merck & Co., Inc.	2,521
8	Mylan Laboratories, Inc.	158
255	Pfizer, Inc.	6,028
51	Schering-Plough Corp.	976
4	Watson Pharmaceuticals, Inc. (a)	89
47	Wyeth	2,129

		25,328

	Real Estate Investment Trusts (REITs) — 0.9%
3	Apartment Investment & Management Co.	144
7	Archstone-Smith Trust	356
3	Boston Properties, Inc.	266
13	Equity Office Propeties Trust	433
10	Equity Residential	443
7	Kimco Realty Corp.	264
6	Plum Creek Timber Co., Inc.	239
8	ProLogis	416
3	Public Storage, Inc.	204
6	Simon Property Group, Inc.	506
4	Vornado Realty Trust	368

		3,639

	Road & Rail — 0.8%
13	Burlington Northern Santa Fe Corp.	999
8	CSX Corp.	508
14	Norfolk Southern Corp.	752
9	Union Pacific Corp.	850

		3,109

	Semiconductors & Semiconductor Equipment — 2.8%
17	Advanced Micro Devices, Inc.(a)	514
12	Altera Corp. (a)	244
13	Analog Devices, Inc.	427
55	Applied Materials, Inc.	929
15	Broadcom Corp., Class A (a)	515
14	Freescale Semiconductor, Inc., Class B (a)	443
204	Intel Corp.	3,671
7	KLA-Tencor Corp.	284
11	Linear Technology Corp.	357
14	LSI Logic Corp. (a)	132
11	Maxim Integrated Products, Inc.	341
23	Micron Technology, Inc. (a)	386
12	National Semiconductor Corp.	300
5	Novellus Systems, Inc. (a)	107
12	NVIDIA Corp. (a)	272
6	PMC-Sierra, Inc. (a)	62

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

7	Teradyne, Inc. (a)	107
55	Texas Instruments, Inc.	1,731
12	Xilinx, Inc.	311

		11,133

	Software — 3.0%
21	Adobe Systems, Inc. (a)	594
8	Autodesk, Inc. (a)	290
7	BMC Software, Inc. (a)	149
16	CA, Inc.	343
6	Citrix Systems, Inc. (a)	232
13	Compuware Corp. (a)	98
11	Electronic Arts, Inc. (a)	442
6	Intuit, Inc. (a)	339
308	Microsoft Corp.	6,970
13	Novell, Inc. (a)	104
130	Oracle Corp. (a)	1,856
4	Parametric Technology Corp. (a)	51
36	Symantec Corp. (a)	564

		12,032

	Specialty Retail — 2.1%
5	Autonation, Inc. (a)	102
2	AutoZone, Inc. (a)	173
10	Bed Bath & Beyond, Inc. (a)	341
14	Best Buy Co., Inc.	747
5	Circuit City Stores, Inc.	159
20	Gap, Inc. (The)	361
74	Home Depot, Inc.	2,804
12	Limited Brands, Inc.	327
27	Lowe’s Cos., Inc.	1,686
10	Office Depot, Inc. (a)	426
2	OfficeMax, Inc.	101
5	RadioShack Corp.	78
4	Sherwin-Williams Co. (The)	186
25	Staples, Inc.	593
5	Tiffany & Co.	168
16	TJX Cos., Inc.	378

		8,630

	Textiles, Apparel & Luxury Goods — 0.3%
13	Coach, Inc. (a)	386
4	Jones Apparel Group, Inc.	129
4	Liz Claiborne, Inc.	141
7	Nike, Inc., Class B	526
3	V.F. Corp.	193

		1,375

	Thrifts & Mortgage Finance — 1.6%
21	Countrywide Financial Corp.	799
34	Fannie Mae	1,667
24	Freddie Mac	1,436
9	Golden West Financial Corp.	647
12	Sovereign Bancorp, Inc.	275
34	Washington Mutual, Inc.	1,576

		6,400

	Tobacco — 1.4%
72	Altrial Group, Inc.	5,227
3	Reynolds American, Inc.	324
6	UST, Inc.	249

		5,800

	Trading Companies & Distributors — 0.0% (g)
3	Grainger (W.W.), Inc.	191

	Wireless Telecommunication Services — 0.5%
103	Sprint Nextel Corp.	2,179

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Total Common Stocks (Cost $376,108)	398,819

	Investment Company — 0.2%
6	S&P 500 Depositary Receipts (Cost $743)	739

	Total Long-Term Investments (Cost $376,851)	399,558

	Short-Term Investments — 0.7%
	Investment Company — 0.6%
2,507	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $2,507)	2,507

Principal Amount ($)

	U.S. Treasury Bills — 0.1%
50	4.56%, 06/29/06 (k)	50
100	4.63%, 07/13/06 (k)	99

	Total U.S. Treasury Bills (Cost $149)	149

	Total Short-Term Investments (Cost $2,656)	2,656

	Investments of Cash Collateral on Securities Loaned — 3.8%
	Certificates of Deposit — 0.9%
1,000	Canadian Imperial Bank N.Y., FRN, 5.12%, 02/14/08	1,000
1,250	Deutsche Bank N.Y., FRN, 5, 16%, 01/22/08	1,250
1,249	Societe Generale, N.Y., FRN, 5.07%, 06/20/07	1,249

		3,499

	Corporate Notes — 1.5%
1,500	American Express Credit Corp., FRN, 5.08%, 06/12/07	1,500
1,900	Beta Finance, Inc., FRN, 5.13%, 03/15/07	1,900
900	CDC Financial Products, Inc., FRN, 5.16%, 06/30/06	900
800	Citigroup Global Markets, Inc., FRN, 5.13%, 06/07/06	800
1,100	Unicredito Italiano Bank plc, FRN, 5.09%, 07/02/07	1,100

		6,200

	Repurchase Agreements — 1.4%
476	Bank of America Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $476, collateralized by U.S. Government Agency Mortgages	476
1,800	Lehman Brothers, Inc., 5.07%, dated 05/31/06, due 06/01/06, repurchase price $1,800, collateralized by U.S. Government Agency Mortgages	1,800
1,800	Morgan Stanley, 5.08%, dated 05/31/06, due 06/01/06, repurchase price $1,800, collateralized by U.S. Government Agency Morgages	1,800
1,800	UBS Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $1,800, collateralized by U.S. Government Agency Morgages	1,800

		5,876

	Total Investments of Cash Collateral on Securities Loaned (Cost $15,575)	15,575

	Total Investments — 103.7% (Cost $395,082)	417,789
	Liabilities in Excess of Other Assets — (3.7)%	(14,842)

	Net Assets — 100.0%	$402,947

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:

(a)	non-income producing security.

(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(g)	Amount rounds to less than 0.1%.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)	All or portion of this security is segregated for current or potential of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

FRN	Floating Rate Note. The rate shown is the rate in eddect as of May 31, 2006.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/06 (USD)	Unralized Appreciation (Depreciation) (USD)

8	S&P 500 Index	June, 2006	$2,544	$(92)

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation				$41,358
Aggregate gross unrealized depreciation				(18,651)

Net unrealized appreciation/depreciation				$22,707

Federal income tax cost of investments				$395,082

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

Prior to the evaluation of disclosure controls and procedures referred to in the preceding paragraph, it came to Registrant’s attention that the shareholder reports for the period ending December 31, 2005 were not properly disseminated. The Registrant reviewed the dissemination process and redesigned it so that the reports were disseminated and will be properly disseminated, going forward.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

By:	/s/____________________________________

Arthur A. Jensen

Assistant Treasurer and Principal Financial Officer

July 28, 2006